As Filed With The Securities And Exchange Commission on April 27, 2000.

                                   File Nos. 2-83299 and 811-3720

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                           Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       (X)

Pre-Effective Amendment No.                                   ( )

Post-Effective Amendment No.  18                              (X)

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940(X)

Amendment No.   19                                            (X)


                   Fund for Tax-Free Investors, Inc.
          (Exact Name of Registrant as Specified in Charter)

            4922 Fairmont Avenue, Bethesda, Maryland  20814
          (Address of Principal Executive Offices) (Zip Code)

                            (301) 657-1500
         (Registrant's Telephone Number, Including Area Code)

                          Stephenie E. Adams
                         4922 Fairmont Avenue
                       Bethesda, Maryland  20814
          (Name and Address of Agent for Service of Process)


Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b) of rule 485. _X_ on May 1, 2000 pursuant to paragraph (b) (1) (v) of rule 485. ___ 60 days after filing pursuant to paragraph (a) (1) of rule 485.
___  on (date) pursuant to paragraph (a) (1) of rule 485.
___  75  days after filing pursuant to paragraph (a) (2) of rule 485.
___  on (date) pursuant to paragraph (a) (2) of rule 485.

                         CROSS REFERENCE SHEET

Form N-1A                             Location in
Item No.                              Registration Statement

           Part A. Information Required in Prospectus
1.   Front and Back Cover Pages       Front Cover Page of Prospectus;
                                      Back Cover Page of Prospectus

2.   Risk/Return Summary              Risk and Return Summary

3.   Risk/Return Summary:  Fee        Risk/Return Bar Chart and
     Table                            Table; Performance Table; Fees
                                      and Expenses

4.   Investment Objectives,           Investment Objectives,
     Principal Investment             Principal Investment
     Strategies, and Related Risks    Strategies, and Related Risks

5.   Management's Discussion of       Management Discussion of Fund
     Fund Performance                 Performance: Performance
                                      Comparison

6.   Management, Organization, and    Management, Organization, and
     Capital Structure                Capital Structure:  Investment
                                      Adviser; Year 2000 Preparations

7.   Shareholder Information          Shareholder Information:  How
                                      to Invest in the Fund; How to
                                      Redeem Your Investment;
                                      Additional Information About
                                      the Fund:  Exchanging Fund
                                      Shares; Pricing of Fund Shares;
                                      Dividends and Distributions;
                                      Tax Consequences of Investing
                                      in the Fund

8.   Distribution Arrangements        Not Applicable

9.   Financial Highlights             Financial Highlights
     Information

  Part B: Information Required In Statement of Additional Information

10.  Cover Page and Table of          Cover Page and Table of
     Contents                         Contents

11.  Fund History                     Not Applicable

12.  Description of the Fund and      Fund Description, Investments,
     Its Investments and Risks        and Risks; Investment
                                      Limitations

13.  Management of the Fund           Management of the Fund

14.  Control Persons and Principal    Control Persons and Principal
     Holders of Securities            Holders of Securities

15.  Investment Advisory and Other    Investment Advisory and Other
     Services                         Services:  Investment Adviser;
                                      Custodian and Independent
                                      Public Accountant

16.  Brokerage Allocation and Other   Brokerage Allocation and Other
     Practices                        Practices

17.  Capital Stock and Other          Not Applicable
     Securities

18.  Purchase, Redemption and         Purchase and Redemption of
     Pricing of Shares                Shares

19.  Taxation of the Fund             Taxation of the Fund

20.  Underwriters                     Not Applicable

Form N-1A                             Location in
Item No.                              Registration Statement


21.  Calculation of Performance       Calculation of Performance
     Data                             Data:  Average Annual Total
                                      Return Quotation; Computation
                                      of Yield

22.  Financial Statements             Financial Statements

                 Part C: Other Information

23.  Exhibits                         Exhibits

24.  Persons Controlled by or Under   Persons Controlled by or Under
     Common Control with the Fund     Common Control with the Fund

25.  Indemnification                  Indemnification

26.  Business and Other Connections   Business and Other Connections
     of Investment Adviser            of Investment Adviser

27.  Principal Underwriters           Not Applicable

28.  Location of Accounts and         Location of Accounts and
     Records                          Records

29.  Management Services              Not Applicable

32.  Undertakings                     Not Applicable
     Signatures                       Signatures

                                PART A

                   FUND for TAX-FREE INVESTORS, INC.

               Rushmore Tax-Free Money Market Portfolio


                              Prospectus
                              May 1, 2000



Fund for Tax-Free Investors, Inc. is a no-load investment company with three separate portfolios. The Rushmore Tax-Free Money Market Portfolio (the "Fund"), one of the three portfolios, is described in this Prospectus.

This Prospectus contains important information about the Fund and should be read before investing. Please keep the Prospectus on file for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of the Fund's shares or determined whether this prospectus is truthful or complete. To state otherwise is a crime.

                           TABLE of CONTENTS

                                                              Page

   Risk and Return Summary:
   Investments, Risks, and Performance                           3
      Risk/Return Bar Chart and Table                            3
      Performance Table and Yields                               4

   Fees and Expenses                                             4

   Investment Objectives, Principal Investment
   Strategies, and Related Risks                                 5

   Shareholder Information                                       6
      How to Invest in the Fund                                  6
      How to Redeem Your Investment                              6

   Additional Information About the Fund                         8
      Exchanging Fund Shares                                     8
      Pricing of Fund Shares                                     8
      Dividends and Distributions                                8
      Tax Consequences of Investing in the Fund                  8

   Management, Organization, and Capital Structure               9
      Investment Adviser                                         9
     Agreement with Friedman Billings
       Ramsey Group, Inc.                                        9

   Financial Highlights                                         10

                        RISK and RETURN SUMMARY
                  Investments, Risks, and Performance


Fund Investment Objective
Consistent with preservation of capital, the Rushmore Tax-Free Money Market Portfolio seeks to provide investors with current income derived from investments made principally in short-term municipal securities exempt from federal income tax.

Principal Fund Investment Strategy
In attempting to achieve this objective, the Fund invests in short-term high quality, tax-exempt municipal securities selected on the basis of liquidity and safety of principal.

Principal Risks of Investing in the Fund
Because the Fund invests in municipal money market securities, the Fund's performance may be affected by state and local economic conditions and political developments, as well as the ability of issuers to meet their obligations. Moreover, as a debt security, municipal money market securities are effected by changing interest rates. During a period of falling interest rates, it is likely that debt securities will be prepaid, or "called", prior to maturity, requiring the proceeds to be invested at a generally lower interest rate.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund

Risk/Return Bar Chart and Tables
The chart and table below shows the annual calendar-year returns and the performance of the Fund. The Fund commenced operations on September 9, 1983, and has a fiscal year-end of December 31. The information in the chart and the table provides some indication of the risks of investing in the Fund by showing changes in Fund performance from year to year.

The chart and the table below assume the reinvestment of dividends and distributions. Please keep in mind that how the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.

Annual Total Return Chart

            1989       5.76%
            1990       5.31%
            1991       4.01%
            1992       2.25%
            1993       1.66%
            1994       2.02%
            1995       3.09%
            1996       2.69%
            1997       2.93%
            1998       2.73%
            1999       2.50%

Best Quarter:   1.51%  2nd Qtr of 1989
Worst Quarter:  0.38%  1st Qtr of 1994


The Fund's year-to-date total return as of March 31, 2000 was 0.66%.

                           Performance Table
                     Average Annual Total Returns
                 (for Periods Ended December 31, 1999)

                    One Year                  2.50%
                    Five Years                2.79%
                    Ten Years                 2.92%


                                Yields
                       (as of December 31, 1999)

       7-Day                                           3.568%
       7-Day Effective                                 3.631%
       7-Day Effective Tax-Equivalent*                 6.012%

                    *Assuming a 39.6% tax bracket.


       For current yield information please call 1-800-622-1386.


                           FEES and EXPENSES

This tables describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The following expenses are deducted from Fund assets.

      Annual Fund Operating Expenses

      Management Fees                                0.50%
      Other Expenses                                 0.25%
                                                     -----
         Total Annual Fund Operating Expenses        0.75%
                                                     =====

If your monthly account balance averages less than $500 you may be charged a $5 fee.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 year     3 years    5 years    10 years
              $  77      $ 240      $ 417       $ 930

                   INVESTMENT OBJECTIVES, PRINCIPAL
               INVESTMENT STRATEGIES, and RELATED RISKS


Fund Investment Objective
Consistent with preservation of capital, the Rushmore Tax-Free Money Market Portfolio seeks to provide investors with current income derived from investments made principally in short-term municipal securities exempt from federal income tax.

Principal and Other Investment Strategies
In attempting to achieve its objective, the Fund will invest at least 80% of the value of its net assets in short-term, tax-exempt municipal obligations which, at the time of purchase, are rated within the top two grades assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation. The Fund may also purchase, without limitation, unrated municipal securities if, in the opinion of the Adviser, they are of an investment quality comparable to that of rated securities eligible for purchase by the Fund. The Fund will not, under normal conditions, invest in securities having a remaining maturity greater than 397 days at the time of purchase, nor will the dollar-weighted average maturity of its portfolio exceed 90 days.

The Fund may also purchase new issues of municipal securities on a "when issued" basis; that is, at the time of the purchase commitment, both the interest and principal amount are fixed and payment and delivery of the securities normally occurs in 15 to 45 days. The Fund intends to enter into purchase orders for "when-issued" securities with the intention of actually taking delivery of such securities, but it may sell "when-issued" securities prior to delivery if it is deemed advisable as a matter of investment strategy. The Fund does not intend to invest more than 25% of its net assets in these securities.

Although it is the intention of the Fund to invest all of its assets in municipal securities, market conditions may arise that limit the availability of such obligations. During such periods, the Fund may invest up to 20% of its assets in short-term, taxable obligations of the United States government, federal agencies and government-sponsored enterprises, or in repurchase agreements secured by such securities (although the Fund has never invested in repurchase agreements and has no intentions of doing so). The Fund will invest in taxable securities only as a temporary measure, either because of their liquidity or because of the unavailability of short-term, tax-exempt securities meeting the quality characteristics specified above. Income from such securities may be taxable for federal and/or state income tax purposes. Additionally, the Fund may invest up to 20% of its net assets in securities that are subject to the alternative minimum tax.


The Portfolio may also purchase certain tax-exempt municipal obligations which have a variable rate of interest. Such obligations bear interest at rates which vary with changes in specific market rates or indices, such as the bank prime rate. These securities will be permitted for inclusion in the Fund's portfolio even though they may have a maturity which is greater than one year. Investment in these securities will be made only if a secondary market for them exists or if the Fund may redeem them on demand within seven days.

Risks of Investing in the Fund
Because the Fund invests in municipal money market securities, the Fund's performance may be affected by state and local economic conditions and political developments, as well as the ability of issuers to meet their obligations.

During the period between the purchase commitment of a "when issued" security and actual delivery, no interest accrues to the purchaser and the market value of the security may fluctuate (although the Fund intends to take immediate delivery of these securities upon purchase).

Although the Fund invests in variable rate securities that entitle the Fund to demand repayment in full (thus reducing credit risk), the demand feature is not always unconditional and may make the securities more difficult to sell quickly or without loss. Moreover, as a debt security, municipal money market securities are effected by changing interest rates. During a period of falling interest rates, it is likely that debt securities will be prepaid, or "called", prior to maturity, requiring the proceeds to be invested at a generally lower interest rate.

                        SHAREHOLDER INFORMATION

How to Invest In The Fund

  Facts To Know Before You Invest:
  -  The minimum initial investment is $2,500
  -  There are no minimum amounts for subsequent investments
  -  There are no sales charges
  -  The Fund reserves the right to reject any purchase order
  -  All shares are electronically recorded; the Fund will not issue certificates
  - A $10 fee may be charged for items returned for insufficient or uncollectible funds
  - The securities market, in which the Fund buys and sells its securities, usually requires settlement in Federal funds for all transactions. Payments received by bank wire can be converted immediately into Federal funds and will begin earning dividends the same day provided the order was received prior to 12 Noon, Eastern time. Payment for the purchase of Fund shares not received in the form of Federal funds (i.e., by check) will normally begin earning dividends within two business days.

  Purchasing Shares:

  By Mail
  Complete an application and make a check payable to "Fund for Tax-Free Investors, Inc." Send your completed and signed application and check drawn on a U.S. bank to:

     Fund for Tax-Free Investors, Inc.
     4922 Fairmont Avenue
     Bethesda, Maryland  208l4

  By Bank Wire
  Speak to the branch manager of your bank. Request a transfer of Federal funds to Rushmore Trust and Savings, FSB, instructing the bank to wire transfer the money before 12:00 Noon, Eastern time to:

     Rushmore Trust and Savings, FSB
     Bethesda, Maryland
     Routing # 0550-71084

  Specify the Fund name, your account number (if assigned), and the name(s) in which the account is registered.

  After instructing your bank to transfer Federal funds, you must telephone Shareholder Services at (800) 622-1386 or (301) 657-1510 between 8:30 A.M. and 12:00 P.M., Eastern time and tell us the amount you transferred and the name of the bank sending the transfer. Your bank may charge a fee for its services. Remember that it is important to complete the wire transfer before 12:00 Noon Eastern time.

  Through Brokers
  You may invest in the Fund by purchasing shares through registered broker-dealers, banks or other financial institutions that purchase securities for their customers. Please note that such third parties may charge a fee for their services.

How To Redeem Your Investment

  Redeeming Shares:

  By Telephone
  Contact Shareholder Services at 1-800-622-1386 between the hours of 8:30 A.M. and 4:30 P.M., Eastern time

  For your protection, we will take measures to verify your identity by requiring some form of personal identification prior to acting on telephone instructions and may also record telephone transactions. A written confirmation will be mailed to you within five business days after your redemption. Please note that we may terminate or modify telephone redemption privileges upon 60 days notice.


  By Mail or Fax

  Mail your instructions for            Fax your instructions for
  redemption to:                        redemption to:

  Rushmore Trust and Savings, FSB       (301) 657-1520
  4922 Fairmont Avenue                  Attn:  Shareholder Services
  Bethesda, MD  20814
  Attn:  Shareholder Services

  Include the following information in your redemption request:
  -  the name of the Fund and account number you are redeeming from;
  -  your name(s) and address as it appears on your account;
  -  the dollar amount or number of shares you wish to redeem;
  -  your signature(s) as it appears on your account; and
  -  a daytime telephone number.


  Additional Information You Should Know When You Redeem:

  -  There are no fees charged for redemptions.

  - You may receive redemption proceeds by bank wire, check, or through the Automated Clearing House System (ACH). When the amount to be redeemed is at least $5,000, we will, upon instruction, wire transfer the amount to your commercial bank or brokerage account specified in your account application. For amounts less than $5,000, you may have redemption proceeds deposited directly into an account specified on the account application or request that a redemption check be delivered by mail to your address of record.

  - If you request payment of redemptions to a third party or to a location other than an address on record, the request must be in writing and your signature must be guaranteed by an eligible institution (eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants).

  - Normally, payment for all shares redeemed will be issued within one business day. However, withdrawal requests on investments that have been made by check may be delayed up to ten calendar days following the investment or until the check clears, whichever occurs first. This delay is necessary to assure us that investments made by check are good funds. You will receive redemption proceeds promptly upon confirmation of receipt of good funds.

  - If your monthly account balance averages less than $500 you may be charged a $5 fee. The fee will not be imposed on accounts established under the Uniform Gifts or Transfers to Minors Acts. Additionally, we reserve the right to involuntarily redeem accounts which fall below $500 after providing 60 days written notice.

  - The right of redemption may be suspended, or the date of payment postponed during the following periods: (a) periods during which the New York Stock Exchange (NYSE) is closed (other than customary weekend or holiday closings); (b) periods when trading on the NYSE is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit for protection of the Fund's investors.

                 ADDITIONAL INFORMATION ABOUT THE FUND

Exchanging Fund Shares
You may exchange shares of the Fund, without cost, for shares of any of the following Rushmore Funds: Fund for Government Investors, American Gas Index Fund, U.S. Government Bond Portfolio, Maryland Tax-Free Portfolio, or the Virginia Tax-Free Portfolio. You may also exchange shares of the Fund for shares of the Cappiello-Rushmore
Emerging Growth, Growth and Utility Income Funds. The fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical. You should obtain a current prospectus for the fund into which you are exchanging by calling (800) 622-1386. Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request. The Fund may change or cancel their exchange policies at any time, upon 60 days' notice to shareholders.


Pricing of Fund Shares
The price of a fund's shares on any given day is its net asset value per share. This figure is computed by dividing the total amortized value (which approximates market value) of the Fund's investments and other assets, less any liabilities, by the number of fund shares outstanding. The net asset value per share of the Fund is determined as of 12:00 Noon Eastern time on days when the New York Stock Exchange and the custodian bank are open for business.

The value of the Fund's portfolio of securities is determined on the basis of fair value as determined in good faith by the Fund's Directors. In determining fair value, the Fund uses the amortized cost method of valuing the securities in its portfolio, which involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant Fund net asset value per share of $1.00. Since the Fund commenced operations in 1983, it has had a constant net asset value of $1.00; however, there is no assurance the $1.00 net asset value will be maintained.

Dividends and Distributions
Dividends of the Fund are declared each day the Fund is open for business and paid monthly. Dividends of the Fund will automatically be reinvested in additional shares (including fractional shares where necessary) unless you elect to receive the dividends in cash. Dividends paid in cash to those investors so electing will be mailed on the second business day of the following month. Account statements showing dividends paid will be mailed to shareholders monthly.


Dividends reflect daily net income, which generally consists of accrued interest and accretion of discount less amortization of premium and expenses of the Fund. The Fund does not expect to have capital gain distributions.


   "Undeliverable" or "Uncashed" Dividend Checks
   If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment (normally $1.00). In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation (normally $1.00).

Tax Consequences of Investing

   Taxability of Distributions
   As long as the Fund meets the requirements for being tax-qualified regulated investment company, which the Fund intends to do, the Fund pays no federal income tax on the earnings distributed to shareholders. As a result, dividends paid by the Fund, whether reinvested or taken as cash, are considered tax exempt. As always, we encourage you to verify your tax liability with your tax professional.

   Taxability of Transactions
   Any time you sell or exchange shares of the Fund, it is considered a taxable event for you. For example, if you exchange shares of the Fund for shares of another Rushmore or Cappiello-Rushmore fund, the transaction would be treated as a sale. Consequently, any gain resulting from the transaction would be subject to federal income tax.

   Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, the Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions, and redemptions.
   Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.


            MANAGEMENT, ORGANIZATION and CAPITAL STRUCTURE

Investment Adviser
Money Management Associates ("Adviser"), 100 Lakeshore Drive, Suite 1555, North Palm Beach, Florida 33408, has served as the Fund's investment adviser since the Fund commenced operations on September 9, 1983. Established in 1974, the Adviser manages six no-load mutual funds (including the Fund) with total assets under management of approximately $900 million.

Subject  to the general supervision of the Board of Directors  of  the
Fund, the Adviser manages the investment and reinvestment of the assets of the Fund and is responsible for the overall management of the Fund's business affairs. An Adviser Group makes investment decisions; therefore, no one person is primarily responsible for making investment decisions. For the advisory services performed, the Adviser received 0.50% of the average net assets of the Fund for the fiscal year ended December 31, 1999.


Agreement with Friedman Billings Ramsey Group, Inc.
On October 20, 1999, the Adviser and Rushmore Trust and Savings, FSB, a majority-owned subsidiary of the Adviser and the Fund's transfer agent, dividend-disbursing and shareholder servicing agent, reached a definitive agreement to be acquired by Friedman Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals, including the approval of the Fund's shareholders.

                         FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                                            For The Years Ended December 31,
                                                   1999         1998       1997        1996        1995
Per Share Operating Performance:
  Net Asset Value, Beginning of Year             $  1.00      $  1.00    $  1.00     $  1.00      $  1.00
                                                 --------     --------   --------    --------     --------
  Income from Investment Operations:
    Net Investment Income                           0.02         0.03       0.03        0.03         0.03
                                                 --------     --------   --------    --------     --------
         Total from Investment Operations           0.02         0.03       0.03        0.03         0.03
                                                 --------     --------   --------    --------     --------
  Distributions to Shareholders:
    Dividends (from net investment income)         (0.02)       (0.03)     (0.03)      (0.03)       (0.03)
                                                 --------     --------   --------    --------     --------
        Total Distributions to Shareholders        (0.02)       (0.03)     (0.03)      (0.03)       (0.03)
                                                 --------     --------   --------    --------     --------
Net Asset Value, End of Year                     $  1.00      $  1.00    $  1.00     $  1.00      $  1.00
                                                 ========     ========   ========    ========     ========
Total Investment Return                             2.50%        2.73%      2.93%       2.69%        3.09%
Ratios and Supplemental Data:
  Net Assets at End of Year (in thousands)       $17,475      $19,783    $19,177     $18,890      $20,772
  Ratio of Expenses to Average Net Assets           0.75%        0.75%      0.75%       0.75%        0.75%
  Ratio of Net Income to Average Net Assets         2.47%        2.70%      2.89%       2.67%        3.04%



In addition to this prospectus, the following information is available to assist you in making an investment decision:

  Information Available Upon Request        Description

  Statement of Additional Information       A document that includes
                                            additional information about the
                                            Fund.

  Annual and Semiannual Reports             Reports that contain information
                                            about the Fund's investments.
                                            The reports also discuss the
                                            market conditions and investment
                                            strategies that significantly
                                            affected the Fund's performance
                                            during its last fiscal year.


There are a variety of ways to receive the above information and make other inquiries of the Fund. You may contact the Fund directly by telephone at 1-800-622-1386, visit our internet site at http://www.rushmorefunds.com, or you may send a written request to the Fund's offices at 4922 Fairmont Avenue, Bethesda, Maryland 20814. Additional information about the Fund can also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. (for hours of operation please call the Commission at 1-800-SEC-0330). You may also obtain copies of the information by visiting the Commission's internet site at http://www.sec.gov, or, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission at 450 Fifth Street, N.W. Washington, D.C. 20549.



Fund for Tax-Free Investors, Inc. Investment Company Act File No. 811-3720

                   FUND for TAX-FREE INVESTORS, INC.

                 Rushmore Maryland Tax-Free Portfolio
                 Rushmore Virginia Tax-Free Portfolio


                              Prospectus
                              May 1, 2000



Fund for Tax-Free Investors, Inc. is a no-load investment company with three separate portfolios. Two of the portfolios, the Rushmore
Maryland  Tax-Free Portfolio ("Maryland Portfolio") and  the  Rushmore
Virginia Tax-Free Portfolio ("Virginia Portfolio") are described in this Prospectus.

This Prospectus contains important information about the Maryland and Virginia Portfolios (the "Funds") and should be read before investing. Please keep the Prospectus on file for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of the Fund's shares or determined whether this prospectus is truthful or complete. To state otherwise is a crime.

                           TABLE of CONTENTS

                                                                Page

            Risk and Return Summary:
            Investments, Risks, and Performance
               Risk/Return Bar Chart and Table
               Performance Table

            Fees and Expenses

            Investment Objectives, Principal Investment
            Strategies, and Related Risks
              Maryland Tax-Free Portfolio
              Virginia Tax-Free Portfolio

            Management's Discussion of Fund Performance
               Performance Comparison

            Shareholder Information
               How to Invest in the Funds
               How to Redeem Your Investment

            Additional Information About the Fund
               Exchanging Fund Shares
               Pricing of Fund Shares
               Dividends and Distributions
               Tax Consequences of Investing in the Funds

            Management, Organization, and Capital
            Structure
               Investment Adviser
               Agreement with Friedman Billings
                 Ramsey Group, Inc.

            Financial Highlights
              Maryland Tax-Free Portfolio
              Virginia Tax-Free Portfolio

                        RISK and RETURN SUMMARY
                  Investments, Risks, and Performance


Maryland Tax-Free Portfolio

   Fund Investment Objective
   The Maryland Tax-Free Portfolio seeks to provide investors with income derived from investments exempt from federal and Maryland state and local income taxes, including the individual alternative minimum tax.

   Principal Fund Investment Strategy
   In attempting to achieve this objective, the Fund invests principally in long-term, investment grade tax-exempt securities issued by the State of Maryland, its political subdivisions and other issuers exempt from Maryland state income tax.

   Principal Risks of Investing in the Fund
   Because the Fund is non-diversified, investing solely in securities issued by the State of Maryland and its political subdivisions, the Fund's performance may be affected by Maryland state and local economic conditions and political developments, as well as the ability of issuers to meet their obligations. Moreover, because the Fund invests in debt securities, it is effected by changing interest rates. During a period of falling interest rates, it is likely that debt securities will be prepaid, or "called", prior to maturity, requiring the proceeds to be invested at a generally lower interest rate. Moreover, the decline in bond prices that usually accompanies an interest rate increase can effect the Fund. Longer maturity bonds generally suffer greater declines than those with shorter maturities.

Virginia Tax-Free Portfolio

   Fund Investment Objective
   The Virginia Tax-Free Portfolio seeks to provide investors with income derived from investments exempt from federal and Virginia state and local income taxes, including the individual alternative minimum tax.

   Principal Fund Investment Strategy
   In attempting to achieve this objective, the Fund invests principally in long-term, investment grade tax-exempt securities issued by the Commonwealth of Virginia, its political subdivisions and other issuers exempt from Virginia state income tax.

   Principal Risks of Investing in the Fund
   Because the Fund is non-diversified, investing solely in securities issued by the Commonwealth of Virginia and its political subdivisions, the Fund's performance may be affected by Virginia state and local economic conditions and political developments, as well as the ability of issuers to meet their obligations.
   Moreover, because the Fund invests in debt securities, it is effected by changing interest rates. During a period of falling interest rates, it is likely that debt securities will be prepaid, or "called", prior to maturity, requiring the proceeds to be invested at a generally lower interest rate. Moreover, the decline in bond prices that usually accompanies an interest rate increase can effect the Fund. Longer maturity bonds generally suffer greater declines than those with shorter maturities.

Loss of money is a risk of investing in the Maryland and Virginia Tax-Free Portfolios. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Risk/Return Bar Chart and Table
The chart and table below shows the annual calendar-year returns and the performance of the Funds for the ten year period ended December 31, 1999. The Funds commenced operations on September 9, 1983, and have a fiscal year-end of December 31. The information in the chart and the table provides some indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year.

The chart and the table below assume the reinvestment of dividends and distributions. Please keep in mind that how the Funds have performed in the past does not necessarily indicate how the Funds will perform in the future.


1989         6.68%             7.95%
1990         2.89%             4.42%
1991        10.24%            10.85%
1992         8.00%             7.98%
1993        11.91%            11.80%
1994       - 5.24%           - 5.02%
1995        14.35%            14.92%
1996         3.21%             2.91%
1997         7.85%             8.45%
1998         5.90%             5.64%
1999       - 1.63%           - 3.75%


                       Maryland Tax-Free Portfolio

Best Quarter:    5.86%    1st Qtr of 1995

Worst Quarter:  (5.11)%   1st Qtr of 1994

The Fund's year-to-date total return as of March 31, 1999 was 1.89%.

                        Virginia Tax-Free Portfolio

Best Quarter:    5.85%   1st Qtr of 1995

Worst Quarter:  (4.71)%  1st Qtr of 1994

The Fund's year-to-date total return as of March 31, 1999 was 2.75%.





                           Performance Table
                     Average Annual Total Returns
                 (for Periods Ended December 31, 1999)

                Maryland       Virginia      Lehman Brothers
                Tax-Free       Tax-Free       Municipal Bond
                Portfolio      Portfolio         Index

One Year        (1.63) %       (3.75)%           (2.06)%
Five Years       5.80  %        5.45 %            6.90 %
Ten Years        5.58  %        5.64 %            6.89 %

                           FEES and EXPENSES

This tables describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The following expenses are deducted from Fund assets.


                                              Maryland    Virginia
                                              Portfolio   Portfolio
   Annual Fund Operating Expenses

   Management Fees                            0.625%      0.625%
   Other Expenses                             0.300%      0.300%
                                              ------      ------
      Total Annual Fund Operating Expenses    0.925%      0.925%
                                              ======      ======

If  your  monthly   account   balance  averages  less than $500 due to
redemptions you may be charged a $5 fee.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds for the time periods indicated below and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends are reinvested, and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year     3 Years   5 Years    10 Years
   Maryland Portfolio       $94        $295       $512      $1,137
   Virginia Portfolio       $94        $295       $512      $1,137


                   INVESTMENT OBJECTIVES, PRINCIPAL
               INVESTMENT STRATEGIES, and RELATED RISKS

Maryland Tax-Free Portfolio

   Fund Investment Objective
   The Maryland Tax-Free Portfolio seeks to provide investors with income derived from investments exempt from federal and Maryland state and local income taxes, including the individual alternative minimum tax.

   Principal and Other Investment Strategies
   In managing its portfolio, the Fund considers economic conditions and interest rate trends in determining what securities to purchase. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal conditions in securities issued by the State of Maryland, its political subdivisions, agencies and instrumentalities exempt from Maryland state income tax. The Fund will generally invest in long-term investment grade securities (i.e., securities rated in the top four rating categories established by nationally recognized rating organizations), and may also invest in either general obligation or revenue bonds. The average portfolio maturity will ordinarily exceed ten years; however, when, in the opinion of the Adviser, it is in the best interest of shareholders, the average maturity may be reduced to less than ten years. The Fund may also purchase, without limitation, unrated municipal securities if, in the opinion of the Adviser, they are of an investment quality comparable to that of rated securities eligible for purchase by the Fund. Additionally, the Fund may purchase securities that are rated below investment grade; such purchases will be limited to 5% of net assets.

   Although the Fund seeks to invest its net assets in securities described in the preceding paragraph, market conditions may occasionally limit the availability of such obligations. During such periods, the Fund will seek to invest in municipal obligations, the interest on which may be subject to personal income taxes in your state of residence. Also, as a temporary defensive measure or to provide liquidity, the Fund may hold up to 30% of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises or repurchase agreements secured by such securities. Income from such securities may be taxable for federal and state income tax purposes. (Please note that the Fund has never invested in repurchase agreements and has no intentions of doing so.) Additionally, the Fund may invest up to 20% of its net assets in securities that are subject to the alternative minimum tax.

   The Fund may also purchase new issues of municipal securities on a "when issued" basis; that is, at the time of the purchase commitment, both the interest and principal amount are fixed and payment and delivery of the securities normally occurs in 15 to 45 days. The Fund intends to enter into purchase orders for "when-issued" securities with the intention of actually taking delivery of such securities, but it may sell "when-issued" securities prior to delivery if it is deemed advisable as a matter of investment strategy. The Fund does not intend to invest more than 25% of its net assets in these securities.

   The Fund may also purchase certain tax-exempt municipal obligations which have a variable rate of interest. Such obligations bear interest at rates which vary with changes in specific market rates or indices, such as a bank prime rate. Investment in these securities will be made only if the Fund may redeem them on demand within seven days.

   Risks of Investing in the Fund
   Since the Fund intends to invest only in the securities of the State of Maryland, the Fund may be affected by state and local economic conditions and political developments, and may be subject to greater market or credit risk than if the securities purchased by the Fund were more geographically diversified. Furthermore, as a debt security, municipal securities are effected by changing interest rates. During a period of falling interest rates, it is likely that debt securities will be prepaid, or "called", prior to maturity, requiring the proceeds to be invested at a generally lower interest rate.

   During the period between the purchase commitment of a "when issued" security and actual delivery, no interest accrues to the purchaser and the market value of the security may fluctuate
   (although the Fund intends to take immediate delivery of these securities upon purchase).

   Although the Fund invests in variable rate securities that entitle the Fund to demand repayment in full (thus reducing credit risk), the demand feature is not always unconditional and may make the securities more difficult to sell quickly or without loss.


Virginia Tax-Free Portfolio

   Fund Investment Objective
   The Virginia Tax-Free Portfolio seeks to provide investors with income derived from investments exempt from federal and Virginia state and local income taxes, including the individual alternative minimum tax.

   Principal and Other Investment Strategies
   In managing its portfolio, the Fund considers economic conditions and interest rate trends in determining what securities to purchase. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal conditions in securities issued by the Commonwealth of Virginia, its political subdivisions, agencies and instrumentalities and other issuers exempt from Virginia state income tax. The Fund will generally invest in long-term investment grade securities (i.e., securities rated in the top four rating categories established by nationally recognized rating organizations), and may also invest
   in  either  general  obligation  or  revenue  bonds.   The  average
   portfolio maturity will ordinarily exceed ten years; however, when, in the opinion of the Adviser, it is in the best interest of shareholders, the average maturity may be reduced to less than ten years. The Fund may also purchase, without limitation, unrated municipal securities if, in the opinion of the Adviser, they are of an investment quality comparable to that of rated securities eligible for purchase by the Fund. Additionally, the Fund may purchase securities that are rated below investment grade; such purchases will be limited to 5% of net assets.

   Although the Fund seeks to invest its net assets in securities described in the preceding paragraph, market conditions may occasionally limit the availability of such obligations. During such periods, the Fund will seek to invest in municipal obligations, the interest on which may be subject to personal income taxes in your state of residence. Also, as a temporary defensive measure or to provide liquidity, the Fund may hold up to 30% of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises or repurchase agreements secured by such securities. Income from such securities may be taxable for federal and state income tax purposes. (Please note that the Fund has never invested in repurchase agreements and has no intentions of doing so.) Additionally, the Fund may invest up to 20% of its net assets in securities that are subject to the alternative minimum tax.

   The Fund may also purchase new issues of municipal securities on a "when issued" basis; that is, at the time of the purchase commitment, both the interest and principal amount are fixed and payment and delivery of the securities normally occurs in 15 to 45 days. The Fund intends to enter into purchase orders for "when-issued" securities with the intention of actually taking delivery of such securities, but it may sell "when-issued" securities prior to delivery if it is deemed advisable as a matter of investment strategy. The Fund does not intend to invest more than 25% of its net assets in these securities.

   The Fund may also purchase certain tax-exempt municipal obligations which have a variable rate of interest. Such obligations bear interest at rates which vary with changes in specific market rates or indices, such as a bank prime rate. Investment in these securities will be made only if the Fund may redeem them on demand within seven days.

   Risks of Investing in the Fund
   Since the Fund intends to invest only in the securities of the Commonwealth of Virginia, the Fund may be affected by state and local economic conditions and political developments, and may be subject to greater market or credit risk than if the securities purchased by the Fund were more geographically diversified. Furthermore, as a debt security, municipal securities are effected by changing interest rates. During a period of falling interest rates, it is likely that debt securities will be prepaid, or "called", prior to maturity, requiring the proceeds to be invested at a generally lower interest rate.

   During the period between the purchase commitment of a "when issued" security and actual delivery, no interest accrues to the purchaser and the market value of the security may fluctuate
   (although the Fund intends to take immediate delivery of these securities upon purchase).

   Although the Fund invests in variable rate securities that entitle the Fund to demand repayment in full (thus reducing credit risk), the demand feature is not always unconditional and may make the securities more difficult to sell quickly or without loss.


              MANAGEMENT'S DISCUSSION of FUND PERFORMANCE


Tax-Free Virginia portfolio's net investment income for the year averaged 4.51%, up from 4.48% last year. The weighted average maturity of the portfolio at year-end was 14.7 years. Tax-Free Maryland portfolio's net investment income for the year averaged 4.59%, up from 4.58% last year. The weighted average maturity of the portfolio at year-end was 13.2 years. In 1999 interest rates remained fairly stable during the first half of the year, however, the second half of the year saw rising interest rates increase in all sectors of the debt markets. This year, the U.S. economy should continue to prosper and causing the Federal Reserve to continue to try to subdue the growth of the economy to prevent it from overheating. The effect on short-term and long-term interest rates should be minimal if the Federal Reserve is successful in its policy of gradual restraint. Another restraint on rising interest rates is the continuing federal and state budget surpluses. Furthermore, the announced pay-down and buy-back of outstanding U.S. Treasury debt will have a lowering effect on interest rates in all sectors of the debt markets.

Performance Comparison
Assuming a $10,000 initial investment, the following graph compares each Fund's total return to the performance of the Lehman Brothers Municipal Bond Index for the 10 years ended December 31, 1999. Please remember that past performance does not necessarily reflect how the Funds may perform in the future.



Account Value Total   Lehman Brothers   Virginia Tax-Free   Maryland Tax-Free
Return (as of)        Muni Bond Index       Portfolio          Portfolio

       12/31/89            $10,000            $10,000           $10,000
       12/31/90            $10,729            $10,442           $10,289
       12/31/91            $12,032            $11,575           $11,343
       12/31/92            $13,091            $12,499           $12,250
       12/31/93            $14,700            $13,973           $13,709
       12/31/94            $13,940            $13,272           $12,991
       12/31/95            $16,373            $15,252           $14,855
       12/31/96            $17,098            $15,696           $15,332
       12/31/97            $18,670            $17,022           $16,535
       12/31/98            $19,879            $17,982           $17,511
       12/31/99            $19,470            $17,308           $17,225


         Average Annual Total Returns as of December 31, 1999

                        Maryland     Virginia     Lehman Brothers
                        Tax-Free     Tax-Free     Municipal Bond
                       Portfolio     Portfolio        Index
         One Year       (1.63)%       (3.75)%          (2.06)%
         Five Years      5.80 %        5.45 %           6.90 %
         Ten Years       5.58 %        5.64 %           6.89 %



                        SHAREHOLDER INFORMATION

How to Invest In The Funds

  Facts To Know Before You Invest:
  -  The minimum initial investment is $2,500
  -  There are no minimum amounts for subsequent investments
  -  There are no sales charges
  -  The Funds reserve the right to reject any purchase order
  -  All  shares  are  electronically  recorded;  the Funds  will not issue certificates
  - A $10 fee may be charged for items returned for insufficient or uncollectible funds
  - The securities market, in which the Funds buy and sell their securities, usually requires settlement in Federal funds for all transactions. Payments received by bank wire can be converted immediately into Federal funds and will begin earning dividends the same day provided the order was received prior to 4:00 P.M., Eastern time. Payment for the purchase of each Fund's shares not received in the form of Federal funds (i.e., by check) will normally begin earning dividends within two business days.

  Purchasing Shares:

  By Mail
  Complete an application, specifically noting which Fund into which you are investing, and make a check payable to "Fund for Tax-Free Investors, Inc." Send your completed and signed application and check drawn on a U.S. bank to:

     Fund for Tax-Free Investors, Inc.
     4922 Fairmont Avenue
     Bethesda, Maryland  208l4

  By Bank Wire
  Speak to the branch manager of your bank. Request a transfer of Federal funds to Rushmore Trust and Savings, FSB, instructing the bank to wire transfer the money before 4:00 P.M., Eastern time to:

     Rushmore Trust and Savings, FSB
     Bethesda, Maryland
     Routing # 0550-71084

  Specify the Fund name, your account number (if assigned), and the name(s) in which the account is registered.

  After instructing your bank to transfer Federal funds, you must telephone Shareholder Services at (800) 622-1386 or (301) 657-1510 between 8:30 A.M. and 4:00 P.M. Eastern time and tell us the amount you transferred and the name of the bank sending the transfer. Your bank may charge a fee for its services. Remember that it is important to complete the wire transfer before 4:00 P.M. Eastern time.


  Invest Through Brokers
  You may also invest in the Fund by purchasing shares through registered broker-dealers, banks or other financial institutions that purchase securities for their customers. When an authorized third party, such as those mentioned, accepts an order, the Fund will be deemed to have received the order. Orders accepted by an authorized third party will be priced at the Fund's net asset value next computed after acceptance. Such third parties who process orders may charge a fee for their services. Certain third party organizations may receive compensation from the Fund, the Fund's transfer agent, or the Fund's Adviser for the shareholder services they provide.



How To Redeem Your Investment

  Redeeming Shares:

  By Telephone
  Contact Shareholder Services at 1-800-622-1386 between the hours of 8:30 A.M. and 4:30 P.M., Eastern time

  For your protection, we will take measures to verify your identity by requiring some form of personal identification prior to acting on telephone instructions and may also record telephone transactions. A written confirmation will be mailed to you within five business days after your redemption. Please note that we may terminate or modify telephone redemption privileges upon 60 days notice.


  By Mail or Fax

  Mail your instructions for            Fax your instructions for
  redemption to:                        redemption to:

  Rushmore Trust and Savings, FSB       (301) 657-1520
  4922 Fairmont Avenue                  Attn:  Shareholder Services
  Bethesda, MD  20814
  Attn:  Shareholder Services

  Include the following information in your redemption request:
  -  the name of the Fund and account number you are redeeming from;
  -  your name(s) and address as it appears on your account;
  -  the dollar amount or number of shares you wish to redeem;
  -  your signature(s) as it appears on your account; and
  -  a daytime telephone number.


  Additional Information You Should Know When You Redeem:

  -  There are no fees charged for redemptions.

  - You may receive redemption proceeds by bank wire, check, or through the Automated Clearing House System (ACH). When the amount to be redeemed is at least $5,000, we will, upon instruction, wire transfer the amount to your commercial bank or brokerage account specified in your account application. For amounts less than $5,000, you may have redemption proceeds deposited directly into an account specified on the account application or request that a redemption check be delivered by mail to your address of record.

  - If you request payment of redemptions to a third party or to a location other than an address on record, the request must be in writing and your signature must be guaranteed by an eligible institution (eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants).

  - Normally, payment for all shares redeemed will be issued within one business day. However, withdrawal requests on investments that have been made by check may be delayed up to ten calendar days following the investment or until the check clears, whichever occurs first. This delay is necessary to assure us that investments made by check are good funds. You will receive redemption proceeds promptly upon confirmation of receipt of good funds.

  - If your monthly account balance averages less than $500 due to redemptions you may be charged a $5 fee. The fee will not be imposed on accounts established under the Uniform Gifts or Transfers to Minors Acts. Additionally, we reserve the right to involuntarily redeem accounts which fall below $500 after providing 60 days written notice.

  - The right of redemption may be suspended, or the date of payment postponed during the following periods: (a) periods during which the New York Stock Exchange (NYSE) is closed (other than customary weekend or holiday closings); (b) periods when trading on the NYSE is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit for protection of the Fund's investors.



                 ADDITIONAL INFORMATION ABOUT THE FUND

Exchanging Fund Shares
You may exchange shares of the Funds, without cost, for shares of any of the following Rushmore Funds: Fund for Government Investors, American Gas Index Fund, U.S. Government Bond Portfolio, or the Tax-Free Money Market Portfolio. You may also exchange shares of the Funds for shares of the Cappiello-Rushmore Emerging Growth, Growth and Utility Income Funds. The fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical. You should obtain a current prospectus for the fund into which you are exchanging by calling 1-800-343-3355. Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request. The Maryland and Virginia Portfolios may change or cancel their exchange policies at any time, upon 60 days' notice to shareholders.

Pricing of Fund Shares
The price of a fund's shares on any given day is its net asset value per share. This figure is computed by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding. The net asset value per share of the Funds is determined as of 4:00 P.M. Eastern time on days when the New York Stock Exchange and the bond markets are open for trading.

The securities of each Fund will be valued on the basis of the mid-point of quoted bid and ask prices when market quotations are available. In the absence of readily available market quotations, securities will be valued in good faith based on fair value as determined by the Board of Directors. In determining fair market value, prices are supplied by an independent pricing service.


Dividends and Distributions
Dividends of the Funds are declared each day the Funds are open for business and paid monthly. Capital gains, if any, will be distributed on an annual basis usually in November of December. Fund distributions will automatically be reinvested in additional shares (including fractional shares where necessary) unless you elect to receive them in cash. Distributions paid in cash to those investors so electing will be mailed on the second business day of the following month. Account statements showing dividends paid will be mailed to shareholders monthly.


Dividends reflect daily net income, which generally consists of accrued interest and accretion of discount less amortization of premium and expenses of the Fund.


   "Undeliverable" or "Uncashed" Dividend Checks
   If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the applicable Fund at the per share net asset value determined as of the date of payment (normally $1.00). In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the applicable Fund at the per share net asset value determined as of the date of cancellation (normally $1.00).

Tax Consequences of Investing

   Taxability of Distributions
   As long as the Funds meets the requirements for being tax-qualified regulated investment company, which the Funds intend to do, the Funds pays no federal income tax on the earnings distributed to shareholders. As a result, dividends from net income paid by the Fund, whether reinvested or taken as cash, are considered tax exempt. However, any short- or long-term capital gains paid by the Fund would be considered taxable and would be reported in detail on IRS Form 1099-DIV, mailed in January. As always, we encourage you to verify your tax liability with your tax professional.


   Taxability of Transactions
   Any time you sell or exchange shares of the Funds, it is considered a taxable event for you. For example, if you exchange shares of the Maryland Tax-Free Portfolio for shares of another Rushmore or Cappiello-Rushmore fund, the transaction would be treated as a sale. Consequently, any gain resulting from the transaction would be subject to federal income tax.

   Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, the Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions, and redemptions.
   Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.

            MANAGEMENT, ORGANIZATION and CAPITAL STRUCTURE

Investment Adviser
Money Management Associates ("Adviser"), 100 Lakeshore Drive, Suite 1555, North Palm Beach, Florida 33408, has served as the Funds' investment adviser since the Funds' commenced operations on September 9, 1983. Established in 1974, the Adviser manages six no-load mutual funds (including the Funds) with total assets under management of approximately $900 million.


Subject to the general supervision of the Funds' Board of Directors, the Adviser manages the investment and reinvestment of the assets of the Funds and is responsible for the overall management of the Funds' business affairs. An Adviser Group makes investment decisions; therefore, no one person is primarily responsible for making investment decisions. For the advisory services performed, the Adviser received 0.625% of the average net assets of both the Maryland and Virginia Portfolios for the fiscal years ended December 31, 1999.



Agreement with Friedman Billings Ramsey Group, Inc.
On October 20, 1999, the Adviser and Rushmore Trust and Savings, FSB, a majority-owned subsidiary of the Adviser and the Fund's transfer agent, dividend-disbursing and shareholder servicing agent, reached a definitive agreement to be acquired by Friedman Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals, including the approval of the Fund's shareholders.

                         FINANCIAL HIGHLIGHTS
                 Rushmore Maryland Tax-Free Portfolio

The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.


                                                                           For The Years Ended December 31,

                                                              1999        1998        1997         1996        1995
 Per Share Operating Performance:
   Net Asset Value, Beginning of Year                      $  11.23     $  11.10    $  10.79    $  10.98    $  10.11
                                                           ---------    ---------   ---------   ---------   ---------
   Income from Investment Operations:
     Net Investment Income                                     0.50         0.51        0.51        0.53        0.55
     Net Realized and Unrealized Gain (Loss) on
        Investments                                           (0.68)        0.13        0.31       (0.19)       0.87
                                                           ---------    ---------   ---------   ---------   ---------
          Total from Investment Operations                    (0.18)        0.64        0.82        0.34        1.42
                                                           ---------    ---------   ---------   ---------   ---------
   Distributions to Shareholders:
     Dividends (from net investment income)                   (0.50)       (0.51)      (0.51)      (0.53)      (0.55)
                                                           ---------    ---------   ---------   ---------   ---------
         Total Distributions to Shareholders                  (0.50)       (0.51)      (0.51)      (0.53)      (0.55)
                                                           ---------    ---------   ---------   ---------   ---------
 Net Asset Value, End of Year                              $  10.55     $  11.23    $  11.10    $  10.79    $  10.98
                                                           =========    =========   =========   =========   =========
 Total Investment Return                                      (1.63)%       5.90%       7.85%       3.21%      14.35%
 Ratios and Supplemental Data:
   Net Assets at End of Year (in thousands)                $ 42,132     $ 45,827    $ 45,344    $ 44,410    $ 49,725
   Ratio of Expenses to Average Net Assets                     0.93%        0.93%       0.93%       0.93%       0.77%
   Ratio of Expenses to Average Net Assets Before
     Reimbursement from Investment Adviser                     0.93%        0.93%       0.93%       0.93%       0.93%
   Ratio of Net Income to Average Net Assets                   4.59%        4.58%       4.73%       4.92%       5.16%
   Portfolio Turnover Rate                                       12%           5%         22%         31%         37%



                         FINANCIAL HIGHLIGHTS
                 Rushmore Virginia Tax-Free Portfolio



                                For The Years Ended December 31,

                                                              1999         1998      1997        1996          1995
 Per Share Operating Performance:
   Net Asset Value, Beginning of Year                      $ 11.42      $ 11.46    $ 11.09      $ 11.31     $  10.36
                                                           ---------    ---------  ---------    ---------   ---------
   Income from Investment Operations:
     Net Investment Income                                    0.50         0.52       0.52         0.53         0.56
     Net Realized and Unrealized Gain (Loss) on
        Investments                                          (0.91)        0.12       0.39        (0.22)        0.95
                                                           ---------    ---------  ---------    ---------   ---------
          Total from Investment Operations                   (0.41)        0.64       0.91         0.31         1.51
                                                           ---------    ---------  ---------    ---------   ---------
   Distributions to Shareholders:
     Dividends (from net investment income)                  (0.50)       (0.52)     (0.52)       (0.53)       (0.56)
     Distributions (from capital gains)                      (0.02)       (0.16)     (0.02)           -            -
                                                           ---------    ---------  ---------    ---------   ---------
         Total Distributions to Shareholders                 (0.52)       (0.68)     (0.54)       (0.53)       (0.56)
                                                           ---------    ---------  ---------    ---------   ---------
 Net Asset Value, End of Year                              $ 10.49      $ 11.42    $ 11.46      $ 11.09     $  11.31
 Total Investment Return                                     (3.75)%       5.64%      8.45%        2.91%       14.92%
 Ratios and Supplemental Data:
   Net Assets at End of Year (in thousands)                $28,926      $34,543    $32,907      $32,355     $ 33,468
   Ratio of Expenses to Average Net Assets                    0.93%        0.93%      0.93%        0.93%        0.77%
   Ratio of Expenses to Average Net Assets Before
     Reimbursement from Investment Adviser                    0.93%        0.93%      0.93%        0.93%        0.93%
   Ratio of Net Income to Average Net Assets                  4.51%        4.48%      4.70%        4.84%        5.17%
   Portfolio Turnover Rate                                      26%          25%        27%          46%          55%



In addition to this prospectus, the following information is available to assist you in making an investment decision:

Information Available Upon Request            Description

Statement of Additional Information   A document that includes additional
                                      information about the Funds.

Annual and Semiannual Reports         Reports that contain information about
                                      the Funds' investments.  The reports
                                      also discuss the market conditions and
                                      investment strategies that significantly affected the Funds' performance during its last fiscal year.


There are a variety of ways to receive the above information and make other inquiries of the Funds. You may contact the Funds directly by telephone at 1-800-622-1386, visit our internet site at http://www.rushmorefunds.com, or you may send a written request to the Funds' offices at 4922 Fairmont Avenue, Bethesda, Maryland 20814. Additional information about the Funds can also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. (for hours of operation please call the Commission at 1-800-SEC-0330). You may also obtain copies of the information by visiting the Commission's internet site at http://www.sec.gov, or, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission at 450 Fifth Street, N.W. Washington, D.C. 20549.



Fund for Tax-Free Investors, Inc. Investment Company Act File No. 811-3720

                                PART B

                   FUND for TAX-FREE INVESTORS, INC.
            4922 Fairmont Avenue, Bethesda, Maryland  20814
                            (800) 622-1386
                            (301) 657-1510


               Rushmore Tax-Free Money Market Portfolio
                 Rushmore Maryland Tax-Free Portfolio
                 Rushmore Virginia Tax-Free Portfolio


                  Statement of Additional Information
                              May 1, 2000


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Funds' Prospectuses, dated May 1, 2000. A copy of the Funds' Prospectuses may be obtained without charge by writing or telephoning the Fund at the above address or telephone numbers.

The audited financial statements of the Funds, for the Funds' fiscal year ended December 31, 1999, are included in the Funds' 1999 Annual Report to Shareholders, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Copies of the Funds' 1999 Annual Report are available, without charge, by request by writing or telephoning the Funds at the above address or telephone numbers.

                           Table of Contents







                                                            Page in          Page in
                                                           Statement       Maryland and
                                                              of          Virginia Tax-      Page in Tax-Free
                                                          Additional      Free Portfolios      Money Market
                                                          Information       Prospectus          Prospectus
                                                          -----------     ----------------   -----------------
  Fund Description, Investments, and Risks
  Investment Limitations                                                        -                   -
  Management of the Fund
  Control Persons and Principal Holders of Securities                           -                   -
  Investment Advisory and Other Services
  Brokerage Allocation and Portfolio Transactions                               -                   -
  Taxation of the Fund                                                          -                   -
  Calculation of Performance Data                                               -                   -
  Financial Statements


                FUND DESCRIPTION, INVESTMENTS and RISKS

Description

The Fund for Tax-Free Investors, Inc. (the "Fund") is an open-end management investment company incorporated in the State of Maryland on April 8, 1983. The following are the investment strategies and risks associated with investing in the Rushmore Tax-Free Money Market Portfolio ("Money Market Portfolio"), the Rushmore Maryland Tax-Free Portfolio ("Maryland Portfolio"), and the Virginia Tax-Free Portfolio ("Virginia Portfolio") (collectively, the "Funds").


Investments

The Funds' principal investment strategies are detailed in each Fund's prospectus. The following paragraphs detail the Fund's investment limitations. These restrictions, which apply to each Portfolio, may not be changed without prior approval of a majority of holders of the Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, the term "majority" means the vote of the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

1.  The  Fund  may not borrow money, except that as a temporary  measure the Fund may borrow money to facilitate redemptions. Such a borrowing may be in an amount not to exceed 30% of the Fund's total assets, taken at current value, before such borrowing. The Fund may not purchase a portfolio security if a borrowing by the Fund is outstanding.

2.  The  Fund  may  not make short sales of securities or  purchase  any securities  on  margin, except for such short-term  credits  as  are necessary for the clearance of transactions. The Fund may not enter into put or call options except in connection with stand-by commitments.

3. The Fund may not make loans except through repurchase agreements. (See "Investment Objectives, Principal Investment Strategies, and Related Risks.")

4.  The Fund may not underwrite securities of any other issuer.

5. The Fund may not purchase or sell real estate; however, the Fund may invest in municipal obligations secured by real estate or interests therein.

6. The Fund may not purchase or sell restricted securities, commodities or commodity contracts, nor may it issue senior securities.

7. The Fund may not purchase securities of any issuer if, as a result of such a purchase, more than 25% of the Fund's total assets would be invested in any one industry. There is no limitation, however, as to investments in municipal obligations issued or guaranteed by the United States Government, its agencies or government sponsored enterprises, or in obligations of the United States Government, its agencies or government sponsored enterprises, which are purchased on a temporary basis in accordance with each Fund's investment objective and policies.

8. The Funds will invest 80% of the value of their respective net assets in tax-exempt securities.

                        MANAGEMENT OF THE FUND

A Board of Directors governs the Fund. The Directors are responsible for overseeing the management of the Fund's business affairs and play a vital role in protecting the interests of Fund shareholders. Among other things, the Directors approve and review the Fund's contracts and other arrangements and monitor Fund performance and operations. The names, ages and addresses of the Directors and officers of the Fund, together with information as to their principal business occupations during the past five years are set forth below.


Name, Age, Address                 Position Held                Principal Occupation(s)
                                     With Fund                    During Past 5 Years


Daniel L. O'Connor* **, 57          Chairman,         General  Partner  of Money Management  Associates,
100 Lakeshore Drive                 Treasurer,        registered  investment  adviser  of  the  Rushmore
Suite 1555                          and Director      Funds,  since 1974.  Director, Rushmore Trust  and
North Palm Beach, FL 33408                            Savings,  FSB,  the  Fund's  transfer  agent   and
                                                      custodian.    Director  of  four   Rushmore   Fund
                                                      Boards.    Director   of  the   Cappiello-Rushmore
                                                      Trust.

Richard J. Garvey*, 65              President and     Limited  Partner  of  Money Management  Associates
730 Southwest 67th Place            Director          and  Vice  President  of Rushmore  Services,  Inc.
Portland, OR  97225                                   until  1998.   Director  of  four  Rushmore   Fund
                                                      Boards.

Martin M. O'Connor* **,             Vice President    Limited   Partner   of  MMA  since   1975.    Vice
1910 South Ocean Blvd., #134                          President,  Rushmore Services,  Inc.  until  1999.
Del Ray Beach, FL  33487                              Vice President of three Rushmore Funds.

John R. Cralle*,                    Vice President    Limited   Partner   of  MMA  since   19--.    Vice
396-F Goldview Road                                   President,  Rushmore Services,  Inc.  until  1999.
North Palm Beach, FL  33408                           Vice President of three Rushmore Funds.

Bruce C. Ellis,** 55                Director          A  private  investor in start-up companies.   Vice
7108 Heathwood Court                                  President,  LottoPhone, Inc.,  a  telephone  state
Bethesda, MD  20817                                   lottery  service, September 1991-1995.   Director,
                                                      The   Torray  Fund,  since  1994;  Director,   the
                                                      Sheppard  Fund,  Since 1994.   Director  on  three
                                                      Rushmore  Fund  Boards and the  Cappiello-Rushmore
                                                      Trust.

Jeffrey R. Ellis,** 55              Director          President,   Innovative  LLC.,  a   manufacturing-
513 Kerry Lane                                        marketing  company  in  Virginia  Beach,  Virginia
Virginia Beach, VA  23451                             since  January 1999.  Vice President,  LottoPhone,
                                                      Inc.,   a   telephone   state   lottery   service,
                                                      September   1993-1995.   Private  Investor   prior
                                                      thereto.   Director on three Rushmore Fund  Boards
                                                      and the Cappiello-Rushmore Trust.

Michael D. Lange, *58               Director          Vice    President,    Capital   Hill    Management
Post Office Box 1348                                  Corporation  since  1967.   Owner  of  Michael  D.
Great Falls, VA  22066                                Lange,  Ltd., a builder and developer since  1980.
                                                      Partner  of  Greatful Falls, a building  developer
                                                      since  1994. Director, Rushmore Trust and Savings,
                                                      FSB,  the  Trust's transfer agent  and  custodian.
                                                      Director of three Rushmore Fund Boards.

Patrick F. Noonan, 57               Director          Chairman  and  Chief  Executive  Officer  of   the
11901 Glen Mill Drive                                 Conservation  Fund  since 1985,  a  national  non-
Potomac, MD  20854                                    profit  environmental organization.   Director  of
                                                      four Rushmore Fund Boards.

Leo Seybold, 86                     Director          Retired 1988.  Director of three Rushmore Fund
5804 Rockmere Drive                                   Boards.
Bethesda, MD  20816





Edward J. Karpowicz, CPA*, 37       Controller        Vice  President  of  Rushmore Trust  and  Savings,
4922 Fairmont Avenue                                  FSB,   since  1997.   Controller  of  the   Funds.
Bethesda, MD  20814                                   Treasurer,  Bankers Finance Investment  Management
                                                      Corp.,   August   1993  to  June   1997.    Senior
                                                      Accountant,  Ernst  &  Young,  September  1989  to
                                                      February 1993.

Stephenie E. Adams*, 31             Secretary         Secretary   of  three  Rushmore  Funds   and   the
4922 Fairmont Avenue                                  Cappiello-Rushmore Trust.  Assistant Secretary  of
Bethesda, MD  20814                                   one  Rushmore Fund.  Manager, Rushmore  Trust  and
                                                      Savings,  FSB, October 1999 to present.   Manager,
                                                      Fund   Administration   and  Marketing,   Rushmore
                                                      Services, Inc., July 1994-October 1999.





* Indicates an "interested" person. An interested person has any one of several close business or family ties to the Fund, the Fund's investment adviser, or an affiliated company of the Fund.

** Daniel L. O'Connor and Martin M. O'Connor are brothers.  Bruce C.
   Ellis and Jeffrey R. Ellis are brothers.


The aggregate compensation paid to the Directors serving during the fiscal year ended December 31, 1999, is set forth in the table below:




                                                                                Total Compensation
                                                Pension or      Estimated        Paid to Directors
                                Aggregate       Retirement       Annual           for Services to
  Name of Person               Compensation      Benefits     Benefits Upon      the Fund and Fund
   and Position                    Paid          Accrued       Retirement             Complex

Daniel L. O'Connor,*
Chairman, Treasurer and             $0              $0             $0                   $0
Director

Richard J. Garvey,*
President and Director              $0              $0             $0                   $0
Bruce C. Ellis,
Director                          $3,000            $0             $0                 $9,000

Jeffrey R. Ellis,
Director                          $3,000            $0             $0                 $9,000

Michael D. Lange,*
Director                          $3,000            $0             $0                 $9,000

Patrick F. Noonan,
Director                          $3,000            $0             $0                $10,000

Leo Seybold,
Director                          $3,000            $0             $0                 $9,000




* Indicates an "interested" person. An interested person has any one of several close business or family ties to the Fund, the Fund's adviser, or an affiliated company of the Fund.

          CONTROL PERSONS and PRINCIPAL HOLDERS of SECURITIES

As of March 29, 2000, the following parties were the only owners of record owning 5% or more of the shares of the Fund.



       Portfolio                   Controlling Party or                Shares          % Owned
                                    Principal Holder of              Outstanding
                                       Securities
                                         Address
Tax-Free Money Market Portfolio    Eugene R. Elrod                   1,094,404.51        6.450% 1/
                                   4300 Hawthorne Street, N.W.
                                   Washington, D.C.  20016-3571


                                   Wendie L. Wachtel                  875,846.32         5.162% 1/
                                   1101 14th Street, N.W.
                                   Washington, D.C.  20005-5601



Virginia Tax-Free Portfolio        Charles Schwab & Co., Inc.         265,588.59         9.946% 2/
                                   101 California Street
                                   San Francisco, CA  94101


                                   Roger W. Jones                     254,973.04         9.548% 1/
                                   Post Office Box 248
                                   Sperryville, VA  22740


                                   Robert P. and Maryann Nirschl      175,750.17         6.582% 1/
                                   4143 North River Street
                                   McLean, VA  22101



Maryland Tax-Free Portfolio        Charles Schwab & Co., Inc.         188,242.00         5.027% 2/
                                   101 California Street
                                   San Francisco, CA  94101



1/  Beneficial owner only.
2/  Record owner only.


As of March 29, 2000, the Directors and officers of the Fund, as a group, owned less than one percent of the outstanding shares of any Portfolio, or the Fund in the aggregate, except Leo Seybold who owned 90,490.382 shares of the Maryland Tax-Free Portfolio, or 2.4%, as of March 29, 2000.



                INVESTMENT ADVISORY and OTHER SERVICES


Investment Adviser
Money Management Associates (the "Adviser"), 100 Lakeshore Drive, Suite 1555, North Palm Beach, Florida 33408, has served as the Fund's investment adviser since the Fund commenced operations on September 9, 1983. The Adviser provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. For its services, the Adviser receives a fee at an annual rate based on 0.50% of the net assets of the Money Market Portfolio, 0.625% of the net assets of the Maryland Portfolio, and 0.625% of the net assets of the Virginia Portfolio. For the fiscal years ended December 31, 1999, 1998, and 1997, the Funds paid the following investment advisory fees to the Adviser:

                                        1999           1998         1997

Tax-Free Money Market Portfolio      $  91,951      $  92,105    $  99,510
Maryland Tax-Free Portfolio          $ 284,560      $ 288,928    $ 283,756
Virginia Tax-Free Portfolio          $ 206,583      $ 204,458    $ 202,010





The  Adviser  also  advises:  Fund for Government Investors,  a  money market fund established in 1975 that invests only in U.S. Treasury securities; The Rushmore Fund, Inc., which was established in 1985 and currently consists of one series, the U.S. Government Bond Portfolio; and American Gas Index Fund, Inc., a common stock index fund established in 1989 that seeks to provide investment results that correlate to those of an index comprising the common stocks of natural gas distribution and transmission company members of the American Gas Association. As of December 31, 1999, total assets under the Adviser's management were approximately $900 million.


Fund expenses which are paid by the Adviser include, but are not limited to: the expenses of shareholders and directors meetings, the cost of office space, and the preparation, filing, printing and distribution of the Fund's prospectus and Statement of Additional Information. Additionally, the Adviser may, from its own resources, including profits from advisory fees received from the Fund provided such fees are legitimate and not excessive, make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares.


Administrator
Under an Administrative Services Agreement between the Fund and Rushmore Trust and Savings, FSB ("RTS"), 4922 Fairmont Avenue, Bethesda, Maryland 20814, a majority-owned subsidiary of the Adviser, RTS provides transfer agency, dividend-disbursing, fund accounting and administrative services to the Fund. Under the Administrative Services Agreement with RTS, which has been approved by the Board of Directors, RTS receives an annual fee of 0.25% of average daily net assets for the Money Market Portfolio and 0.30% of average daily net assets for the Rushmore Maryland Tax-Free and Rushmore Virginia Tax-Free Portfolios for the services it provides. For the fiscal years ended December 31, 1999, 1998, and 1997, the Fund paid the following administrative services fees to the RTS:


                                      1999         1998         1997

Tax-Free Money Market Portfolio   $  45,976     $  46,053    $  49,755
Maryland Tax-Free Portfolio       $ 136,589     $ 138,690    $ 136,203
Virginia Tax-Free Portfolio       $  99,192     $  98,140    $  96,964



As the Administrator, RTS is responsible for all costs of the Fund except for the investment advisory fee, extraordinary legal expenses, interest and the expenses paid by the Adviser. Specifically, RTS pays costs of registration of the Funds' shares with the Securities and Exchanges commission and the various states, all expenses of dividend and transfer agent services, outside auditing and legal fees, preparation of shareholders reports, and all costs incurred in providing custodial services.

Custodian and Independent Public Accountant
RTS is the Fund's custodian and is responsible for safeguarding and controlling the Fund's cash and securities, handling the securities, and collecting interest on the Fund's investments.


Independent certified public accountants, Deloitte & Touche LLP, 116-300 Village Blvd., Princeton, New Jersey 08540, are responsible for auditing the annual financial statements of the Fund.


Brokerage Allocation and Other Practices
The Fund's portfolio securities are normally purchased on a net basis which does not involve payment of brokerage commissions.

                           DRAFT REDEMPTIONS

Redemptions by check or wire transfer are discussed in the Money Market Fund's Prospectus. Investors may also elect to redeem shares by draft check (minimum check - $250) made payable to the order of any person or institution. Upon the Fund's receipt of a completed signature card, investors will be supplied with draft checks which are drawn on the Fund's account and are paid through Rushmore Trust and Savings, FSB. The Fund reserves the right to change or suspend the checking service and to charge for the reorder of draft checks. These draft checks cannot be certified, nor can these checks be negotiated for cash at Rushmore Trust and Savings, FSB. There will be a $10 charge for each stop payment request on the draft checks. Investors will be subject to the same rules and regulations that Rushmore Trust and Savings, FSB applies to checking accounts. Investors' accounts may not be closed by draft check.


                         TAXATION OF THE FUND

The Fund currently qualifies, and will seek to continue to qualify, as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes on the net investment income and capital gains that the Fund distributes to its shareholders. The distribution of net investment income and capital gains by the Fund to a Fund shareholder will be taxable to the shareholder regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to a Fund shareholder as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

If the Fund fails to qualify as a RIC for any taxable year, the Fund would be taxed in the same manner as an ordinary corporation. In that event, the Fund would not be entitled to deduct the distributions which the Fund had paid to shareholders and, thus, would incur a corporate income tax liability on all of the Fund's taxable income whether or not distributed. The imposition of corporate income taxes on the Fund would directly reduce the return a shareholder would receive from an investment in the Fund.


                    CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotations
For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission (the "SEC Rules"), Fund advertising stating performance must include total return quotes calculated according to the following formula:

                 n
          P (1+T)  = ERV

Where:    P = a hypothetical initial payment of $1,000.
          T = average annual total return.
          n = number of years.
          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Fund. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus for the Fund on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

The Fund, from time to time, also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Funds with other measures of investment return. For example, in comparing the total return of the Funds with data published by Lipper Analytical Services, Inc., or with the performance of the Lehman Brothers Intermediate Government and Long Treasury Bond Indexes, as appropriate, the Funds calculate their aggregate total return for the specified periods of time by assuming the investment of $10,000 in a Fund's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC Rules.


The   average   annual  compounded  rates  of  return,  assuming   the
reinvestment of all dividends and distributions, for the Funds, as of December 31, 1999, are as follows:

                       Tax-Free     Maryland Tax-    Virginia Tax-
                        Money          Free          Free Portfolio
                        Market       Portfolio
                       Portfolio
     One Year            2.50%        (1.63)%          (3.75)%
     Five Years          2.79%         5.80 %           5.45 %
     Ten Years           2.92%         5.58 %           5.64 %



Computation of Yield
In addition to the total return quotations discussed above, the Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most-recent balance sheet included in the Fund's Registration Statement, computed by dividing the net investment income per share of a fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                            6
        YIELD = 2[(a-b/cd+1)  -1]

     Where:   a  = income earned during the period;
              b  = expenses accrued for the period (net of
                   reimbursements);
              c  = the average daily number of shares outstanding
                   during the period that were entitled to receive dividends; and
              d  = the maximum offering price per share on the
                   last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Portfolio's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Portfolio's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

Financial Statements

Copies of the Fund's audited financial statements for the fiscal year ended December 31, 1999, may be obtained without charge by contacting the Fund at 4922 Fairmont Avenue, Bethesda, Maryland 20814, or by telephoning the Fund at (800) 622-1386 or (301) 657-1500.

                   Fund for Tax-Free Investors, Inc.

                         FINANCIAL STATEMENTS


                                      ANNUAL REPORT, DECEMBER 31, 1999
                                     FUND FOR TAX-FREE INVESTORS, INC.
                           4922 Fairmont Avenue, Bethesda,  MD   20814
                                      (800) 622-1386    (301) 657-1510

                                                      January 20, 2000

Dear Shareholders:

                         Tax-Free Money Market

Tax-Free Money Market portfolio's net investment income for the year averaged 2.47%, down from 2.70% last year. The weighted average maturity of the portfolio at year-end was 44 days.

                           Tax-Free Virginia

Tax-Free Virginia portfolio's net investment income for the year averaged 4.51%, up from 4.48% last year. The weighted average maturity of the portfolio at year-end was 14.7 years.

                           Tax-Free Maryland

Tax-Free Maryland portfolio's net investment income for the year averaged 4.59%, up from 4.58% last year. The weighted average maturity of the portfolio at year-end was 13.2 years. In 1999 interest rates remained fairly stable during the first half of the year, however, the second half of the year saw rising interest rates increase in all sectors of the debt markets. This year, the U.S. economy should continue to prosper and causing the Federal Reserve to continue to try to subdue the growth of the economy to prevent it from overheating. The effect on short-term and long-term interest rates should be minimal if the Federal Reserve is successful in its policy of gradual restraint. Another restraint on rising interest rates is the continuing federal and state budget surpluses. Furthermore, the announced pay-down and buy-back of outstanding U.S. Treasury debt will have a lowering effect on interest rates in all sectors of the debt markets.

Fund for Tax-Free Investors will continue to provide you with its conservative and high-quality portfolios. We thank you for your continued support and look forward to serving you in the year 2000.

Sincerely,

/s/ Daniel L. O'Connor                      /s/ Richard J. Garvey
Daniel L. O'Connor                          Richard J. Garvey
Chairman                                          President

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                               December 31, 1999



                                  Face        Value
                                 Value      (Note 1)
                                --------   -----------

COLORADO 2.9%
Pitkin County Multi Family
Housing Floating Rate Notes
  5.45%, 12/1/24+ A-1+........  $500,000   $   500,000
                                           -----------
FLORIDA 3.0%
Jacksonville, FL Electric
Authority Revenue
  6.7%, 10/1/00^ AA...........   500,000       518,799
                                           -----------
HAWAII 2.9%
Hawaii State General
Obligation
  4.5%, 9/1/00 AAA............   500,000       501,431
                                           -----------
ILLINOIS 8.4%
Chicago Metropolitan Water
Capital Improvement
  6.8%, 1/1/00^ AA............   500,000       510,000
Illinois State
  6%, 10/1/00 AA..............   500,000       507,258
Illinois Student Assistance
Community Student Living
  5.65%, 3/1/00 AAA...........   450,000       451,585
                                           -----------
  State Total.................               1,468,843
                                           -----------
INDIANA 4.0%
Princeton Indiana Pollution
Control Revenue Floating Rate
Notes
  5%, 4/1/22+ A-1+............   700,000       700,000
                                           -----------
IOWA 8.0%
Iowa Finance Authority
Hospital Facility Revenue
Floating Rate Notes
  5.65%, 7/1/13+ A-1+.........   700,000       700,000
Ottumwa Regional Health Center
Floating Rate Notes
  5.55%, 10/1/06+ A-1+........   700,000       700,000
                                           -----------
  State Total.................               1,400,000
                                           -----------
KENTUCKY 2.9%
Kentucky Economic Development
Hospital Revenue Catholic
Healthcare Floating Rate Notes
  5.65%, 12/1/27+ A-1+........   500,000       500,000
                                           -----------
MARYLAND 11.8%
Anne Arundel County General
Obligation
  6.9%, 1/15/00 AA+...........   250,000       250,337

                                  Face        Value
                                 Value      (Note 1)
                                --------   -----------

MARYLAND (continued)
Baltimore County Revenue
Floating Rate Notes
  5.5%, 1/1/16+ A-1...........  $200,000   $   200,000
Maryland State General
Obligation
  5%, 10/15/00 AAA............   305,000       307,246
Maryland Health and Higher
Education Loyola College
Issue B Floating Rate Notes
  5.65%, 10/1/13+ AAA.........   600,000       600,000
Maryland Health and Higher
Education North Arundel
Hospital Floating Rate Notes
  5.65%, 7/1/32+ VMIGI........   400,000       400,000
North East Maryland Waste
Disposal Authority Floating
Rate Notes
  5.05%, 1/1/08+ AAA..........   300,000       300,000
                                           -----------
  State Total.................               2,057,583
                                           -----------
MASSACHUSETTS 3.0%
Massachusetts State General
Obligation
  5%, 6/1/00 AAA..............   350,000       351,341
Massachusetts State Water
Resource Authority
  7.5%, 4/1/00^ A+............   170,000       174,803
                                           -----------
  State Total.................                 526,144
                                           -----------
MINNESOTA 20.4%
Hennepin County General
Obligation Floating Rate Notes
  5.4%,12/1/10+ A-1+..........   400,000       400,000
Minneapolis General Obligation
Floating Rate Notes
  5.4%,12/1/05+ A-1...........   500,000       500,000
Minneapolis University Gateway
Project Series B Floating Rate
Notes
  5.4%,12/1/27+ A-1...........   250,000       250,000
Minnesota State Higher
Education Floating Rate Notes
  5.55%, 12/1/24+ VMIG1.......   500,000       500,000
St. Paul Housing and
Redevelopment Authority
Floating Rate Notes
  5.45%, 12/1/12+ A-1+........   700,000       700,000
St. Paul Housing and
Redevelopment Authority United
Way Project Floating Rate
Notes
  5.45%, 12/1/18+ A+..........   500,000       500,000

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)

                               December 31, 1999



                                  Face        Value
                                 Value      (Note 1)
                                --------   -----------

MINNESOTA (continued)
Waconia Industrial Development
Revenue Floating Rate Notes
  5.55%, 10/1/16+ A-1.........  $715,000   $   715,000
                                           -----------
  State Total.................               3,565,000
                                           -----------
MONTANA 3.4%
Montana State Health Floating
Rate Notes
  5.4%, 12/1/15+ AAA..........   600,000       600,000
                                           -----------
NEW HAMPSHIRE 4.6%
New Hampshire State Business
Finance Authority Foundation
for Seacoast Health Series A
Floating Rate Notes
  5.7%, 6/1/28+ A-1...........   800,000       800,000
                                           -----------
NEW YORK 9.1%
Nassau County Revenue
Anticipation Notes
  3.75%, 3/15/00 SP-2.........   500,000       500,495
New York City General
Obligation Floating Rate Notes
  5%, 8/1/15+ A-1.............   300,000       300,000
New York City General
Obligation Floating Rate Notes
  5%, 8/15/18+ A-1+...........   800,000       800,000
                                           -----------
  State Total.................               1,600,495
                                           -----------
NORTH CAROLINA 4.0%
City of Winston-Salem Floating
Rate Notes
  5.65%, 4/1/00 A-1+..........   700,000       700,000
                                           -----------
TENNESSEE 5.7%
Knox County Health & Housing
Facilities Mercy Health System
Floating Rate Notes
  5.65%, 12/1/15+ VMIG1.......   500,000       500,000
Knox County Health & Housing
Facilities Catholic Healthcare
Floating Rate Notes
  5.65%, 12/01/27+ A-1+.......   500,000       500,000
                                           -----------
  State Total.................               1,000,000
                                           -----------

                                  Face        Value
                                 Value      (Note 1)
                                --------   -----------

TEXAS 2.3%
Port Arthur Revenue Floating
Rate Notes
  5.05%, 5/1/03+ PRIM1........  $400,000   $   400,000
                                           -----------
VIRGINIA 9.3%
Fairfax County Water Authority
Revenue
  7.25%, 1/1/00^ AAA..........   400,000       408,000
Fairfax County Water Authority
Revenue
  6.125%, 1/1/00^ AAA.........   210,000       210,000
Hampton General Obligation
  6.625%, 1/1/00^ AA..........   800,000       816,000
Richmond General Obligation
  4.7%, 7/15/00 AA............   200,000       200,940
                                           -----------
  State Total.................               1,634,940
                                           -----------
WASHINGTON 1.3%
Vancouver General Obligation
  3.75%, 12/1/00 AAA..........   225,000       224,699
                                           -----------
TOTAL INVESTMENTS 107.0%
  (Cost $18,697,934*)...................    18,697,934
                                           -----------
LIABILITIES IN EXCESS OF OTHER ASSETS
(7.0%)..................................    (1,223,383)
                                           -----------
NET ASSETS (NOTE 6) 100.0%..............   $17,474,551
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 17,474,551 Shares
  Outstanding)..........................         $1.00
                                           ===========


-------------

+  Daily or Weekly Tender Bond

^ Date represents pre-refunded or call date.

*  Same cost is used for Federal income tax purposes.

Security Ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                               December 31, 1999



                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------


Arlington County General
Obligation
  6%, 8/1/12 AAA............  $  500,000   $   533,510
  5.4%, 6/1/13 AAA..........   1,000,000       993,360
  5.375%, 12/1/16 AAA.......   1,000,000       965,480
Brunswick County Industrial
Development Authority
Revenue
  5.5%, 7/1/17 AAA..........   1,000,000       968,360
Fairfax City EDA Lease
Revenue
  5.5%, 5/15/18 AA..........   1,000,000       953,270
Fairfax County Industrial
Development Authority
Revenue
  5.25%, 8/15/19 AA.........     650,000       586,547
Fairfax County Water
Authority Revenue
  5.8%, 1/1/16 AAA..........     500,000       497,940
  6%, 4/1/22 AA.............     630,000       631,260
Hanover County Water and
Sewer Revenue
  5.25%, 2/1/16 AAA.........     500,000       468,485
Hanover County Virginia
General Obligation
  5.4%, 7/15/16 AA..........   1,000,000       967,080
Henrico County Industrial
Development Authority
Revenue
  7.125%, 8/1/05^ AA........     400,000       450,048
Henrico County Water and
Sewer Revenue
  6.25%, 5/1/02^ AA-........     200,000       207,342
  6.25%, 5/1/13 AA-.........     300,000       311,013
Henry County General
Obligation
  8.825%, 11/1/05^ AAA......     200,000       239,900
Leesburg General Obligation
  5.5%, 6/1/05^ AAA.........     500,000       523,010
Loudoun County General
Obligation
  5%, 12/1/18 AA............   1,000,000       902,410
  5.25%, 12/1/14 AA.........   1,000,000       967,810
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/1/16 AAA.........     500,000       530,585
Lynchburg General Obligation
  5%, 5/1/18 AA.............   1,000,000       900,940

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Lynchburg Industrial
Development Authority
Revenue
  5.2%, 1/1/18 A+...........  $  500,000   $   450,230
Montgomery Industrial
Development Authority
  5.125%, 1/15/19 AAA.......     500,000       450,450
Newport News General
Obligation
  5%, 3/1/18 AA.............     795,000       714,196
Norfolk General Obligation
  5.75%, 6/1/13 AAA.........     500,000       508,275
Norfolk Water Revenue
  5.75%, 11/1/12 AAA........     500,000       516,170
  5.875%, 11/1/15 AAA.......     500,000       511,920
Portsmouth Redevelopment and
Housing Authority Revenue
  6.05%, 12/1/08 AAA........     500,000       510,145
Potomac and Rappahannock
Transportation District
Commission Revenue
  6.7%, 3/1/00^ AAA.........     600,000       614,514
Prince William County Park
Authority Revenue
  6.875%, 10/15/04^ BBB+....     500,000       552,865
Prince William County Water
and Sewer System Revenue
  5.5%, 7/1/19 AAA..........     500,000       474,240
Richmond Metro Authority
Revenue
  6.375%, 7/15/02^ AAA......     500,000       530,250
Richmond General Obligation
  5.125%, 1/15/16 AAA.......     500,000       462,830
Richmond Public Utilities
Revenue
  5.25%, 1/15/18 A+.........   1,000,000       915,940
Upper Occoquan Sewer
Authority Revenue
  5.15%, 7/1/20 AAA.........     500,000       455,185
Virginia Beach General
Obligation
  6.5%, 8/1/01^ AA..........     500,000       525,200
  5%, 8/1/17 AA.............   1,075,000       973,230
Virginia Housing Development
Authority Revenue
  5.95%, 7/1/13 AA+.........     500,000       506,025
  5.1%, 7/1/14 AA+..........   1,000,000       931,990

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (continued)

                               December 31, 1999



                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Virginia Housing Development
Authority Revenue
  5.75%, 1/1/19 AAA.........  $1,000,000   $   980,760
Virginia Port Authority
Revenue
  5.9%, 7/1/16 AA...........     500,000       503,985
Virginia Public Building
Authority Revenue
  5.2%, 8/1/16 AA...........   1,000,000       932,550
Virginia Public School
Authority Revenue
  6.2%, 8/1/13 AA...........     320,000       335,088
  5%, 8/1/18 AA+............   1,000,000       895,020
Virginia Resource Authority
Revenue
  6.75%, 10/1/04^ NR........     240,000       260,174
Virginia State General
Obligation
  5.25%, 6/1/19 AAA.........  $1,250,000   $ 1,156,750
                                           -----------
TOTAL INVESTMENTS 97.7%
  (Cost $28,770,102*)...................    28,266,332
OTHER ASSETS LESS LIABILITIES 2.3%......       659,322
                                           -----------
NET ASSETS (NOTE 6) 100.0%..............   $28,925,654
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 2,757,349 Shares
  Outstanding)..........................        $10.49
                                           ===========


---------

^   Date represents pre-refunded date.

*   Same cost is used for Federal income tax purposes.

NR  Not Rated

Security Ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                               December 31, 1999



                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------


Anne Arundel County Water
and Sewer General Obligation
  6.2%, 8/1/05^ AA+.........  $  725,000   $   777,882
  6%, 7/15/02^ AA+..........     500,000       525,860
  6.3%, 8/1/05^ AA+.........     500,000       538,890
  6.3%, 8/1/05^ AA+.........     725,000       781,390
Anne Arundel County
Pollution Control Revenue
  6%, 4/1/24 A..............   1,230,000     1,208,290
Anne Arundel County Solid
Waste Project General
Obligation
  5.5%, 9/1/15 AA+..........     500,000       488,675
Baltimore City General
Obligation
  6.4%, 10/15/02^ AAA.......     465,000       487,004
  5.5%, 10/15/10 AAA........   1,000,000     1,025,120
  5.5%, 10/15/15 AAA........     500,000       525,355
Baltimore Wastewater Project
Revenue
  6%, 7/1/15 AAA............     500,000       515,305
Baltimore County General
Obligation
  6.125%, 7/1/02^ AAA.......     500,000       527,045
  5.5%, 6/1/12 AAA..........   1,000,000     1,008,660
Baltimore Port Facility
Revenue
  6.5%, 12/1/10 AA-.........     400,000       420,652
Carroll County General
Obligation
  7.1%, 10/1/09 AA..........     235,000       244,872
  7.25%, 10/1/15 AA.........     300,000       312,930
  5.3%, 11/1/15 AA..........   1,000,000       967,670
  6.5%, 10/1/04^ AA.........     225,000       245,147
Frederick County General
Obligation
  6.125%, 12/1/07 AAA.......     500,000       522,960
  5.6%, 7/1/11 AA...........     500,000       521,755
City of Frederick General
Obligation
  6%, 10/1/11 AAA...........     300,000       312,276
Howard County Metropolitan
District General Obligation
  6%, 8/15/19 AAA...........     840,000       841,470
Howard County Public
Improvement General
Obligation
  6%, 5/15/03^ AAA..........     500,000       520,495
  5.5%, 2/15/04^ AAA........   1,000,000     1,035,960

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Howard County Special
Facilities Revenue
  6.1%, 2/15/13 AAA.........  $  500,000   $   515,670
Laurel General Obligation
  6.7%, 7/1/01^ AAA.........     600,000       631,062
Maryland Community
Development Administration
Revenue
  7.375%, 4/1/10 AA2........     495,000       505,880
  7.25%, 4/1/11 AA2.........     200,000       205,066
  7.15%, 4/1/11 AA2.........     405,000       420,289
  5%, 4/1/17 AA2............     500,000       445,690
  7.7%, 5/15/20 AA3.........     250,000       256,953
  7.25%, 4/1/27 AA2.........     385,000       390,925
Maryland General Obligation
  5%, 10/15/11 AAA..........   1,000,000       979,870
  5%, 3/1/12 AAA............   1,000,000       971,530
Maryland Health and Higher
Education Facilities
Authority Revenue
  5.7%, 7/1/09 A1...........     500,000       520,075
  5.25%, 7/1/13 AAA.........     500,000       484,495
  6.125%, 7/1/14 AAA........     500,000       523,975
  5.5%, 10/1/16 AAA.........   1,000,000       982,730
  6.125%, 7/1/19 AAA........     500,000       505,065
  5%, 7/1/19 A2.............     500,000       419,220
  5%, 7/1/27 AAA............   1,500,000     1,317,420
  6%, 7/1/39 AA.............     500,000       491,835
Maryland Health and Higher
Education Facilities
Authority Floating Rate Note
  5.65%, 1/1/32+ VMIG1......     200,000       200,000
Maryland Industrial
Development Revenue
  7.125%, 7/1/06 A-.........     200,000       200,294
Maryland Stadium Authority
Sports Revenue
  5.55%, 3/1/13 AAA.........     500,000       505,255
  5.875%, 12/15/13 AAA......   1,000,000     1,043,400
  5.375%, 12/15/15 AA.......     500,000       482,845
Maryland Water Quality
Finance Administration
Revenue
  6%, 9/1/15 AA.............   1,000,000     1,017,780
Montgomery County General
Obligation
  5%, 5/1/19 AAA............     500,000       451,140

                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (continued)

                               December 31, 1999



                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Montgomery County Housing
Opportunity Commission
Revenue
  6.7%, 7/1/11 AA2..........  $  315,000   $   322,267
  7.375%, 7/1/17 AA2........      95,000        96,029
  6.65%, 7/1/17 AA2.........     160,000       163,547
  7%, 7/1/23 A3.............     250,000       253,548
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/1/13 AAA........     250,000       255,560
North East Maryland Waste
Disposal Authority Revenue
  6.2%, 7/1/10 A2...........     500,000       518,095
  6.3%, 7/1/16 A2...........   1,000,000     1,013,880
Prince Georges County
General Obligation
  5.25%, 3/15/15 AAA........   1,000,000       949,680
Prince Georges County
Housing Authority Revenue
  6.35%, 7/20/20 AAA........     700,000       708,386
Prince Georges County
Pollution Control Revenue
  5.75%, 3/15/10 A..........   1,000,000     1,044,650
Prince Georges County Solid
Waste Management System
Revenue
  7%, 6/30/00^ AAA..........     250,000       258,557
St. Mary's County General
Obligation
  5.85%, 11/1/18 AAA........     500,000       499,385

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

University of Maryland
System Auxiliary Revenue
  6.375%, 10/1/02^ AA+......  $  500,000   $   531,800
  5.6%, 4/1/12 AA+..........   1,000,000     1,016,410
  5.125%, 4/1/15 AA+........   1,000,000       944,260
  5.6%, 4/1/16 AA+..........   1,000,000       985,230
Washington County General
Obligation
  5.25%, 1/1/16 AAA.........     500,000       470,090
Washington, D.C.
Metropolitan Area
Transportation Authority
Revenue
  6%, 7/1/09 AAA............     500,000       530,460
  6%, 7/1/10 AAA............     275,000       291,486
Washington Suburban Sanitary
District General Obligation
  6.2%, 6/1/12 AA...........     900,000       942,327
  5%, 6/1/23 AA.............   1,000,000       876,170
                                           -----------
TOTAL INVESTMENTS 98.5%
  (Cost $41,320,628*)...................    41,495,944
OTHER ASSETS LESS LIABILITIES 1.5%......       636,541
                                           -----------
NET ASSETS (NOTE 6) 100.0%..............   $42,132,485
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 3,992,515 Shares
  Outstanding)..........................        $10.55
                                           ===========


-------------

^  Date represents pre-refunded date.

+  Daily or Weekly Tender Bond

*  Same cost is used for Federal income tax purposes.

Security Ratings are unaudited.

                       See Notes to Financial Statements.



                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                      For the Year Ended December 31, 1999


                                                                Money
                                                               Market      Virginia      Maryland
                                                              Portfolio    Portfolio     Portfolio
                                                              ---------    ----------   -----------

INVESTMENT INCOME (Note 1)..................................  $591,590   $ 1,794,885   $ 2,511,776
                                                              --------    -----------   -----------
EXPENSES
  Investment Advisory Fee (Note 2)..........................    91,951       206,583       284,560
  Administrative Fee (Note 2)...............................    45,976        99,192       136,589
  Other Fees................................................       146            --            15
                                                              --------    -----------   -----------
    Total Expenses..........................................   138,073       305,775       421,164
                                                              --------    -----------   -----------
NET INVESTMENT INCOME.......................................   453,517     1,489,110     2,090,612
                                                              --------    -----------   -----------
Net Realized Loss on Investment Transactions................        --      (194,916)      (58,384)
Change in Net Unrealized Appreciation/Depreciation of
Investments.................................................        --    (2,538,557)   (2,774,745)
                                                              --------    ------------   -----------
NET LOSS ON INVESTMENTS.....................................        --    (2,733,473)   (2,833,129)
                                                              --------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS..................................................  $453,517   $(1,244,363)  $  (742,517)
                                                              ========   ===========    ===========


                       See Notes to Financial Statements.




                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                        For the Years Ended December 31,



                                                 Money Market               Virginia                   Maryland
                                                  Portfolio                 Portfolio                  Portfolio
                                          --------------------------  -------------------------  ------------------------
                                              1999          1998          1999          1998         1999         1998
                                          ------------  ------------  -----------  ------------  -----------  -----------
FROM INVESTMENT ACTIVITIES
  Net Investment Income.................  $    453,517  $    496,758  $ 1,489,110   $  1,464,437  $ 2,090,612  $ 2,115,375
  Net Realized Gain (Loss) on Investment
    Transactions........................            --            --     (194,916)       515,403      (58,384)      98,804
  Change in Net Unrealized Appreciation/
    Depreciation of Investments.........            --            --   (2,538,557)      (155,249)  (2,774,745)     454,108
                                          ------------  ------------  -----------   ------------  -----------  -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........       453,517       496,758   (1,244,363)     1,824,591     (742,517)   2,668,287
                                          ------------  ------------  -----------   ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income
    (Note 1)............................      (453,517)     (496,758)  (1,489,110)    (1,464,437)  (2,090,612)  (2,115,375)
  From Net Realized Gain................            --            --      (48,974)      (466,429)          --           --
                                          ------------  ------------  -----------   ------------  -----------  -----------
  Total Distributions to Shareholders...      (453,517)     (496,758)  (1,538,084)    (1,930,866)  (2,090,612)  (2,115,375)
                                          ------------  ------------  -----------   ------------  -----------  -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    29,881,644    35,657,860    5,047,389     11,697,514    7,111,506    8,091,036
  Reinvestment of Distributions.........       428,371       473,977    1,320,279      1,651,857    1,797,355    1,783,553
  Cost of Shares Redeemed...............   (32,618,355)  (35,526,092)  (9,202,553)   (11,607,428)  (9,770,286)  (9,944,519)
                                          ------------  ------------  -----------   ------------  -----------  -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Share Transactions...    (2,308,340)      605,745   (2,834,885)     1,741,943     (861,425)     (69,930)
                                          ------------  ------------  -----------   ------------  -----------  -----------
  TOTAL INCREASE (DECREASE) IN NET
    ASSETS..............................    (2,308,340)      605,745   (5,617,332)     1,635,668   (3,694,554)     482,982

NET ASSETS - Beginning of Year..........    19,782,891    19,177,146   34,542,986     32,907,318   45,827,039   45,344,057
                                          ------------  ------------  -----------   ------------  -----------  -----------
NET ASSETS - End of Year................  $ 17,474,551  $ 19,782,891  $28,925,654   $ 34,542,986  $42,132,485  $45,827,039
                                          ============  ============  ===========   ============  ===========  ===========
SHARES
  Sold..................................    29,881,644    35,657,860      453,773      1,018,080      643,043      724,881
  Issued in Reinvestment of
    Distributions.......................       428,371       473,977      120,013        143,753      164,735      159,779
  Redeemed..............................   (32,618,355)  (35,526,092)   (840,524)     (1,009,987)    (894,497)    (890,970)
                                          ------------  ------------  -----------   ------------  -----------  -----------
  Net Increase (Decrease) in Shares.....    (2,308,340)      605,745    (266,738)        151,846      (86,719)      (6,310)
                                          ============  ============   ===========  ============  ===========  ===========


                       See Notes to Financial Statements.




                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO



                                                                       For the Years Ended December 31,
                                                          -----------------------------------------------------------
                                                           1999         1998        1997         1996         1995
                                                          -------      -------     -------      -------      -------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year..................   $  1.00      $  1.00     $  1.00      $  1.00      $  1.00
                                                          -------      -------     -------      -------      -------
  Income from Investment Operations:
    Net Investment Income..............................      0.02         0.03        0.03         0.03         0.03
                                                          -------      -------     -------      -------      -------
  Distributions to Shareholders:
    From Net Investment Income.........................     (0.02)       (0.03)      (0.03)       (0.03)       (0.03)
                                                          -------      -------     -------      -------      -------
  Net Increase in Net Asset Value......................      0.00         0.00        0.00         0.00         0.00
                                                          -------      -------     -------      -------      -------
  Net Asset Value - End of Year........................   $  1.00      $  1.00     $  1.00      $  1.00      $  1.00
                                                          =======      =======     =======      =======      =======

TOTAL INVESTMENT RETURN................................      2.50%        2.73%       2.93%        2.69%        3.09%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.............................................      0.75%        0.75%       0.75%        0.75%        0.75%
  Net Investment Income................................      2.47%        2.70%       2.89%        2.67%        3.04%

SUPPLEMENTARY DATA:
  Net Assets at End of Year (in thousands).............   $17,475      $19,783     $19,177      $18,890      $20,772
  Number of Shares Outstanding at End of Year
    (in thousands).....................................    17,475       19,783      19,177       18,890       20,792


                       See Notes to Financial Statements.



                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               VIRGINIA PORTFOLIO


                                                                         For the Years Ended December 31,
                                                               ---------------------------------------------------
                                                                 1999       1998       1997       1996       1995
                                                               --------   --------   -------   --------   --------

PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year.......................   $ 11.42    $ 11.46    $ 11.09    $ 11.31    $ 10.36
                                                               -------    -------    -------    -------    -------
  Income from Investment Operations:
    Net Investment Income...................................      0.50       0.52       0.52       0.53       0.56
    Net Realized and Unrealized Gain (Loss) on
      Investments...........................................     (0.91)      0.12       0.39      (0.22)      0.95
                                                               -------    -------    -------    -------    -------
      Total from Investment Operations......................     (0.41)      0.64       0.91       0.31       1.51
                                                               -------    -------    -------    -------    -------
  Distributions to Shareholders:
    From Net Investment Income..............................     (0.50)     (0.52)     (0.52)     (0.53)     (0.56)
    From Net Realized Gain..................................     (0.02)     (0.16)     (0.02)        --         --
                                                               -------    -------    -------    -------    -------
      Total Distributions to Shareholders...................     (0.52)     (0.68)     (0.54)     (0.53)     (0.56)
                                                               -------    -------    -------    -------    -------
  Net Increase (Decrease) in Net Asset Value................     (0.93)     (0.04)      0.37      (0.22)      0.95
                                                               -------    -------    -------    -------    -------
  Net Asset Value - End of Year.............................   $ 10.49    $ 11.42    $ 11.46    $ 11.09    $ 11.31
                                                               =======    =======    =======    =======    =======

TOTAL INVESTMENT RETURN.....................................   (3.75)%       5.64%      8.45%      2.91%     14.92%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..................................................     0.93%       0.93%      0.93%      0.93%      0.77%
  Expenses Before Reimbursement from Adviser................     0.93%       0.93%      0.93%      0.93%      0.93%
  Net Investment Income.....................................     4.51%       4.48%      4.70%      4.84%      5.17%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................       26%         25%        27%        46%        55%
  Net Assets at End of Year (in thousands)..................   $28,926    $34,543    $32,908    $32,355    $33,468
  Number of Shares Outstanding at End of Year (in
    thousands)..............................................     2,757      3,024      2,872      2,917      2,958


                       See Notes to Financial Statements.



                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               MARYLAND PORTFOLIO



                                                                        For the Years Ended December 31,
                                                              ----------------------------------------------------
                                                                1999       1998      1997       1996       1995
                                                              --------   --------   --------   --------   --------

PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year.......................  $ 11.23    $ 11.10    $ 10.79    $ 10.98    $ 10.11
                                                              -------    -------    -------    -------    -------
  Income from Investment Operations:
    Net Investment Income...................................     0.50       0.51       0.51       0.53       0.55
    Net Realized and Unrealized Gain (Loss) on
      Investments...........................................    (0.68)      0.13       0.31      (0.19)      0.87
                                                              -------    -------    -------    -------    -------
      Total from Investment Operations......................    (0.18)      0.64       0.82       0.34       1.42
                                                              -------    -------    -------    -------    -------
  Distributions to Shareholders:
    From Net Investment Income..............................    (0.50)     (0.51)     (0.51)     (0.53)     (0.55)
                                                              -------    -------    -------    -------    -------
  Net Increase (Decrease) in Net Asset Value................    (0.68)      0.13       0.31      (0.19)      0.87
                                                              -------    -------    -------    -------    -------
  Net Asset Value - End of Year.............................  $ 10.55    $ 11.23    $ 11.10    $ 10.79    $ 10.98
                                                              =======    =======    =======    =======    =======

TOTAL INVESTMENT RETURN.....................................    (1.63)%     5.90%      7.85%      3.21%     14.35%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..................................................     0.93%      0.93%      0.93%      0.93%      0.77%
  Expenses Before Reimbursement from Adviser................     0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income.....................................     4.59%      4.58%      4.73%      4.92%      5.16%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................       12%         5%        22%        31%        37%
  Net Assets at End of Year (in thousands)..................  $42,132    $45,827    $45,346    $44,410    $49,725
  Number of Shares Outstanding at End of Year (in
    thousands)..............................................    3,993      4,079      4,086      4,116      4,527


                   See Notes to Financial Statements


                   FUND FOR TAX-FREE INVESTORS, INC.
                     NOTES TO FINANCIAL STATEMENTS

                           December 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On December 31, 1999, there were 200,000,000 shares of $0.001 par value capital stock authorized. When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies which the Fund consistently follows:

 (a) Securities of the Money Market Portfolio are valued at amortized cost which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service. Securities for which market quotations are not readily available are valued using the policies and proceedures set forth by the Adviser as approved by the Board of Directors.

 (b)   Investment income is recorded as earned.

 (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

 (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.


2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the year ended December 31, 1999. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios. The Fund has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. The credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at December 31, 1999.

3. AGREEMENT WITH FRIEDMAN BILLINGS RAMSEY GROUP, INC.

On October 20, 1999, the Adviser and Rushmore Trust reached a definitive agreement to be aquired by Friedman Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals.

4. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the year ended December 31, 1999, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:



                                           Virginia        Maryland
                                           Portfolio       Portfolio
                                           -----------     ----------
    Purchases............................  $ 8,318,157     $5,145,068
                                           ===========     ==========
     Sales...............................  $11,130,578     $5,338,499
                                           ===========     ==========


5. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

As of December 31, 1999, net unrealized depreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $503,770 of which $414,348 related to appreciated investments and $918,118 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $175,316 of which $852,030 related to appreciated investments and $676,714 related to depreciated investments.

6. NET ASSETS

At December 31, 1999, net assets consisted of the following:


                                                       Money Market       Virginia           Maryland
                                                        Portfolio         Portfolio          Portfolio

                                                     ---------------    ---------------     -------------
  Paid-in-Capital...................................   $17,474,551        $29,624,340       $42,047,167
  Accumulated Net Realized Loss on Investments......            --           (194,916)          (89,998)
  Net Unrealized Appreciation (Depreciation) of
  Investments.......................................            --           (503,770)          175,316

                                                      ---------------    ----------------   -------------
  NET ASSETS.........................................  $17,474,551        $28,925,654       $42,132,485
                                                      ===============     ==============   ==============


7. CAPITAL LOSS CARRYOVERS

At December 31, 1999, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                              Virginia        Maryland
                                              Portfolio       Portfolio
                                            ------------     ------------

     Expires December 31,
     2002................................   $       --           $31,614
     2007................................       194,916           58,384

                     INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Fund for Tax-Free Investors, Inc.:

We have audited the accompanying statements of net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. (the "Fund") as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. as of December 31,
1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey
January 20, 2000

                                PART C

                                PART C
                           OTHER INFORMATION

                   Fund for Tax-Free Investors, Inc.



ITEM 23.  Exhibits
(a)      Articles of Incorporation of Registrant.1/
(b)      Bylaws of Registrant. 1/
(c)      Voting Trust Agreement. 2/
(d)      Management Contract between Registrant and Money Management
         Associates. 3/
(e)      Underwriting Contracts. 2/
(f)      Bonus or Profit Sharing Contracts. 2/
(g)      Custody Agreement between Registrant and Rushmore Trust and
         Savings, FSB. 3/
(h)(1) Administrative Services Agreement between Registrant and Rushmore Trust and Savings, FSB. 3/
(h)(2) Agreement between Money Management Associates and Rushmore Services, Inc. as amended. 3/
(i) Opinion of counsel regarding the legality of securities being registered. 1/
(j) Consent of Deloitte & Touche LLP, independent public accountants for the Registrant.4/
(k)      Omitted Financial Statements. 2/
(l)      Initial Capital Agreements. 2/
(m)      Rule 12b-1 Plan. 2/
(n)      Financial Data Schedule for the Registrant. 4/
(o)      Rule 18f-3 Plan. 2/
(p)      Powers of Attorney. 3/


1/    Incorporated   by   reference  to   the   Registrant's   initial
 registration   statement  on  Form  N-1  filed  on  July   19,   1983
 (Registration Nos. 33-63313 and 811-4369).

2/    None.

3/    Incorporated  by  reference  to  the  Registrant's  Registration
 Statement on Form N-1A, previously filed with the Securities and Exchange Commission on February 26, 1999 (Registration Nos. 33-63313 and 811-4369).

4/    Filed herewith.

ITEM 24. Persons Controlled By or Under Common Control with the Fund The following persons may be deemed to be directly or indirectly controlled by or under common control with the Fund, a Maryland corporation:


                                                                             Percentage of Voting Securities
                                                                             Owned and/or Controlled by the
                                   State of Organization and                 Controlling Persons or
        Company                    Relationship (if any) to the Fund         Other Basis of Common Control

Money Management Associates        a District of Columbia limited            Daniel L. O'Connor holds 100% of
("MMA" or the "Adviser")           partnership, registered transfer          the voting authority in MMA in
                                   agent and registered investment           Daniel L. O'Connor's capacity as
                                   adviser to four investment                the sole general partner of MMA.
                                   companies, including the Fund


Rushmore Trust and Savings, FSB    a Maryland corporation, and a             72.4% of the voting securities
("RTS" or the "Administrator")     registered transfer agent, which          of RTS is held by MMA, and 27.6%
                                   provides transfer agency, dividend        of the voting securities of RTS
                                   disbursing, and shareholder services      is held by Daniel L. O'Connor,
                                   to the Fund, and serves as the            the sole general partner of MMA.
                                   Fund's custodian



Rushmore Services, Inc. ("RSI")    a Maryland Corporation which              100% of the voting securities of
                                   provides certain services to the          RSI is owned by MMA.
                                   Fund

The Rushmore Fund, Inc.            a Maryland corporation, and a
                                   registered investment company, which
                                   is advised by MMA

Fund for Government Investors      a Delaware business trust, and a
                                   registered investment company, which
                                   is advised by MMA

American Gas Index Fund, Inc.      a Maryland corporation, and a
                                   registered investment company, which
                                   is advised by MMA

Cappiello-Rushmore Trust           a Delaware business trust, and a
                                   registered investment company, of
                                   which MMA is the administrator


ITEM 25.  Indemnification
  The Registrant was incorporated in the State of Maryland on April 8, 1983, and is operated pursuant to the Articles of Incorporation of the Registrant, dated as of April 6, 1983, that permit the Registrant to indemnify its directors and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

  The Articles of Incorporation of the Fund provide that officers and directors shall be indemnified by the Fund against liabilities and expenses of defense in proceedings against them by reason of the fact that they serve as officers or directors of the Fund or as an officer or director of another entity at the request of the entity. This indemnification is subject to the following conditions:

     (a) no director or officer is indemnified against any liability to the Fund or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and directors are indemnified only for actions taken in good faith which the officers and directors believed were in or not opposed to the best interests of the Fund; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it is subsequently determined that they are entitled to indemnification.

  The Articles of Incorporation of the Registrant provide that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the directors who were not parties to the proceedings or, if a quorum is not obtainable, or if directed by a quorum of disinterested directors so directs, by independent legal counsel in a written opinion that the persons to be indemnified have met the applicable standard.

ITEM 26.  Business and Other Connections of the Investment Adviser

  Money Management Associates ("MMA"), 100 Lakeshore Drive, Suite 1555, North Palm Beach, Florida 33408, a limited partnership organized under the laws of the District of Columbia on August 15, 1974, has one general partner and two limited partners. Daniel L. O'Connor is the general partner and Martin M. O'Connor, and John R. Cralle are limited partners of MMA.


  MMA also serves as the investment adviser to Fund for Government Investors, The Rushmore Fund, Inc., and American Gas Index Fund, Inc., all regulated investment companies since their inception.

ITEM 27.  Principal Underwriters
  Not applicable

ITEM 28.  Location of Accounts and Records
  The physical location for all accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, is 4922 Fairmont Avenue, Bethesda, Maryland 20814.

ITEM 29.  Management Services
  Not Applicable

ITEM 30.  Undertakings
  None.

                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Bethesda in the State of Maryland, on the 25th day of April, 2000.

                     Fund for Tax-Free Investors, Inc.

                     By:


                     /s/ Daniel L. O'Connor*
                     Daniel L. O'Connor, Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                        Title                       Date


/s/ Daniel L. O'Connor*     Chairman of the Board    April 24, 2000
Daniel L. O'Connor          Treasurer, Director


/s/ Richard J. Garvey*      President, Director      April 24, 2000
Richard J. Garvey


/s/ Jeff Ellis*             Director                 April 24, 2000
Jeffrey R. Ellis


/s/ Bruce Ellis*            Director                 April 24, 2000
Bruce C. Ellis


/s/ Michael D. Lange*       Director                 April 24, 2000
Michael D. Lange


/s/ Patrick F. Noonan*      Director                 April 24, 2000
Patrick F. Noonan


/s/ Leo Seybold*            Director                 April 24, 2000
Leo Seybold

*Stephenie E. Adams, attorney-in-fact